Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	172,006,593
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 298,068	$ 179,447
Short-term investments	8,490	6,570
Restricted cash (note 14)	25,450	35,441
Trade receivables (note 1)	67,750	75,899
Inventories:
Ore stockpiles, current portion	52,342	28,155
Concentrates and dore bars	69,695	57,528
Supplies	222,630	182,389
Income taxes recoverable (note 9)	19,313	371
Available-for-sale securities (note 2 (b))	44,719	145,411
Fair value of derivative financial instruments (note 15)	1,835
Other current assets (note 2(a))	92,977	110,369
Total current assets	903,269	821,580
Other assets (note 2(c))	55,838	88,048
Goodwill (note 10)	229,279	229,279
Property, plant and mine development (note 3)	4,067,456	3,895,355
TOTAL ASSETS	5,255,842	5,034,262
Current
Accounts payable and accrued liabilities (note 11)	185,329	203,547
Reclamation provision (note 6(a))	16,816	26,069
Dividends payable	37,905
Interest payable (note 5)	13,602	9,356
Income taxes payable (note 9)	10,061
Capital lease obligations (note 13(a))	12,955	11,068
Fair value of derivative financial instruments (note 15)		4,404
Total current liabilities	276,668	254,444
Long-term debt (note 5)	830,000	920,095
Reclamation provision and other liabilities (note 6)	127,735	145,988
Deferred income and mining tax liabilities (note 9)	611,227	498,572
SHAREHOLDERS' EQUITY
Common shares (notes 7(a), 7(b), and 7(c)): Outstanding - 172,296,610 common shares issued, less 193,740 shares held in trust	3,241,922	3,181,381
Stock options (note 8(a))	148,032	117,694
Warrants (note 7(b))	24,858	24,858
Contributed surplus	15,665	15,166
Retained earnings (deficit)	7,046	(129,021)
Accumulated other comprehensive loss (note 7(d))	(27,311)	(7,106)
Total common shareholders' equity	3,410,212	3,202,972
Non-controlling interest		12,191
Total shareholders' equity	3,410,212	3,215,163
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 5,255,842	$ 5,034,262

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common shares, issued	172,296,610	170,859,604
Treasury shares, held in trust	193,740	45,868

CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Revenues from mining operations (note 1)	$ 1,917,714	$ 1,821,799	$ 1,422,521
COSTS, EXPENSES AND OTHER INCOME
Production (exclusive of amortization shown separately below)	897,712	876,078	677,472
Exploration and corporate development	109,500	75,721	54,958
Amortization of property, plant and mine development (note 3)	271,861	261,781	192,486
General and administrative (note 16)	119,085	107,926	94,327
Impairment loss on available-for-sale securities (note 2(b))	12,732	8,569
Provincial capital tax	4,001	9,223	(6,075)
Interest expense (note 5)	57,887	55,039	49,493
Interest and sundry expense (income)	2,389	5,188	(10,254)
Loss (gain) on derivative financial instruments (note 15)	819	(3,683)	(7,612)
Gain on sale of available-for-sale securities (note 2(b))	(9,733)	(4,907)	(19,487)
Impairment loss on Meadowbank mine (note 18)		907,681
Loss on Goldex mine (note 17)		302,893
Gain on acquisition of Comaplex Minerals Corp., net of transaction costs (note 10)			(57,526)
Foreign currency translation loss (gain)	16,320	(1,082)	19,536
Income (loss) before income and mining taxes	435,141	(778,628)	435,203
Income and mining taxes (note 9)	124,225	(209,673)	103,087
Net income (loss) for the year	310,916	(568,955)	332,116
Attributed to non-controlling interest		(60)
Attributed to common shareholders	310,916	(568,895)	332,116
Net income (loss) per share - basic (note 7(e)) (in dollars per share)	$ 1.82	$ (3.36)	$ 2.05
Net income (loss) per share - diluted (note 7(e)) (in dollars per share)	$ 1.81	$ (3.36)	$ 2
Cash dividends declared per common share (note 7(a)) (in dollars per share)	$ 1.02		$ 0.64
COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year	310,916	(568,955)	332,116
Other comprehensive income (loss):
Unrealized gain (loss) on derivative financial instrument activities (note 15)	6,902	(5,863)
Adjustments for derivative financial instruments settled during the year (note 15)	(2,758)	1,459
Unrealized (loss) gain on available-for-sale securities (note 2(b))	(27,004)	(26,874)	64,649
Adjustments for realized loss (gain) on available-for-sale securities due to dispositions and impairments during the year (note 2(b))	2,999	(4,907)	(19,487)
Net amount reclassified to net income on acquisition of business (note 10)			(64,508)
Change in unrealized gain (loss) on pension benefits liability (note 6(b))	1,148	(1,055)	(4,093)
Tax effect of other comprehensive (loss) income items	(1,492)	1,744	780
Other comprehensive loss for the year	(20,205)	(35,496)	(22,659)
Comprehensive income (loss) for the year	290,711	(604,451)	309,457
Attributed to non-controlling interest		(60)
Attributed to common shareholders	$ 290,711	$ (604,391)	$ 309,457

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares Outstanding	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-Controlling Interest
Balance at Dec. 31, 2009		$ 2,378,759	$ 65,771	$ 24,858	$ 15,166	$ 216,158	$ 51,049
Balance (in shares) at Dec. 31, 2009		156,625,174
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (note 8(a))		104,111	(29,447)
Shares issued under employee stock option plan (note 8(a)) (in shares)		1,627,766
Stock options			42,230
Shares issued under the incentive share purchase plan (note 8(b))		14,963
Shares issued under the incentive share purchase plan (note 8(b)) (in shares)		229,583
Shares issued under the Company's dividend reinvestment plan		1,404
Shares issued under the Company's dividend reinvestment plan (in shares)		25,243
Shares issued for purchase of mining property (notes 7(b) and 7(c))		579,800
Shares issued for purchase of mining property (notes 7(b) and 7(c)) (in shares)		10,225,848
Net income (loss) for the year	332,116					332,116
Dividends declared ($1.02, nil and $0.64 per share for the years 2012, 2011 and 2010, respectively) (note 7(a))						(108,009)
Other comprehensive loss for the year	(22,659)						(22,659)
Restricted share unit plan (note 8(c))		(820)
Restricted share unit plan (note 8(c)) (in shares)		(13,259)
Balance at Dec. 31, 2010		3,078,217	78,554	24,858	15,166	440,265	28,390
Balance (in shares) at Dec. 31, 2010		168,720,355
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (note 8(a))		18,094	(4,396)
Shares issued under employee stock option plan (note 8(a)) (in shares)		308,688
Stock options			43,536
Shares issued under the incentive share purchase plan (note 8(b))		19,229
Shares issued under the incentive share purchase plan (note 8(b)) (in shares)		360,833
Shares issued under the Company's dividend reinvestment plan		10,130
Shares issued under the Company's dividend reinvestment plan (in shares)		176,110
Shares issued for purchase of mining property (notes 7(b) and 7(c))		56,146
Shares issued for purchase of mining property (notes 7(b) and 7(c)) (in shares)		1,250,477
Non-controlling interest addition upon acquisition								12,251
Net income (loss) for the year	(568,895)					(568,895)
Net loss for the year attributed to non-controlling interest	(60)							(60)
Dividends declared ($1.02, nil and $0.64 per share for the years 2012, 2011 and 2010, respectively) (note 7(a))						(391)
Other comprehensive loss for the year	(35,496)						(35,496)
Restricted share unit plan (note 8(c))		(435)
Restricted share unit plan (note 8(c)) (in shares)		(2,727)
Balance at Dec. 31, 2011	3,215,163	3,181,381	117,694	24,858	15,166	(129,021)	(7,106)	12,191
Balance (in shares) at Dec. 31, 2011		170,813,736
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (note 8(a))		22,968	(4,759)
Shares issued under employee stock option plan (note 8(a)) (in shares)		416,275
Stock options			35,097
Shares issued under the incentive share purchase plan (note 8(b))		21,671
Shares issued under the incentive share purchase plan (note 8(b)) (in shares)		507,235
Shares issued under the Company's dividend reinvestment plan		18,907
Shares issued under the Company's dividend reinvestment plan (in shares)		444,555
Shares issued for purchase of mining property (notes 7(b) and 7(c))		2,447			499
Shares issued for purchase of mining property (notes 7(b) and 7(c)) (in shares)		68,941
Non-controlling interest eliminated upon acquisition								(12,191)
Net income (loss) for the year	310,916					310,916
Dividends declared ($1.02, nil and $0.64 per share for the years 2012, 2011 and 2010, respectively) (note 7(a))						(174,849)
Other comprehensive loss for the year	(20,205)						(20,205)
Restricted share unit plan (note 8(c))		(5,452)
Restricted share unit plan (note 8(c)) (in shares)		(147,872)
Balance at Dec. 31, 2012	$ 3,410,212	$ 3,241,922	$ 148,032	$ 24,858	$ 15,665	$ 7,046	$ (27,311)
Balance (in shares) at Dec. 31, 2012		172,102,870

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends declared (in dollars per share)	$ 1.02	$ 0.64

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income (loss) for the year	$ 310,916	$ (568,955)	$ 332,116
Add (deduct) items not affecting cash:
Amortization of property, plant and mine development (note 3)	271,861	261,781	192,486
Deferred income and mining taxes (note 9)	72,145	(275,773)	66,928
Gain on sale of available-for-sale securities (note 2(b))	(9,733)	(4,907)	(19,487)
Stock-based compensation (note 8)	47,632	51,873	45,672
Impairment loss on Meadowbank mine (note 18)		907,681
Loss on Goldex mine (note 17)		302,893
Gain on acquisition of Comaplex Minerals Corp. (note 10)			(64,508)
Foreign currency translation loss (gain)	16,320	(1,082)	19,536
Other	28,780	31,561	13,015
Adjustment for settlement of environmental remediation	(21,449)	(7,616)
Changes in non-cash working capital balances:
Trade receivables	8,149	37,050	(19,378)
Income taxes	13,304	(29,867)	9,949
Inventories	(44,145)	(43,066)	(91,306)
Other current assets	18,909	(25,838)	(28,729)
Accounts payable and accrued liabilities	(20,928)	31,837	23,136
Interest payable	4,246	(387)	8,077
Cash provided by operating activities	696,007	667,185	487,507
Investing activities
Additions to property, plant and mine development (note 3)	(445,550)	(482,831)	(511,641)
Acquisition of Grayd Resource Corporation (note 10)	(9,322)	(163,047)
(Increase) decrease in short-term investments	(1,920)	5	(3,262)
Net proceeds from available-for-sale securities (note 2(b))	73,358	9,435	36,586
Purchase of available-for-sale securities (note 2(b))	(2,713)	(91,115)	(42,479)
Decrease (increase) in restricted cash (note 14)	9,991	(32,931)	(2,510)
Cash used in investing activities	(376,156)	(760,484)	(523,306)
Financing activities
Dividends paid	(118,121)	(98,354)	(26,830)
Repayment of capital lease obligations (note 13(a))	(12,063)	(13,092)	(16,019)
Sale-leaseback financing (note 13(a))			14,017
Proceeds from long-term debt (note 5)	315,000	475,000	711,000
Repayment of long-term debt (note 5)	(605,000)	(205,000)	(1,376,000)
Notes issuance (note 5)	200,000		600,000
Long-term debt financing costst (note 5)	(3,133)	(2,545)	(12,772)
Repurchase of common shares for restricted share unit plan (note 8(c))	(12,031)	(3,723)	(4,037)
Common shares issued	32,742	26,536	84,659
Cash (used in) provided by financing activities	(202,606)	178,822	(25,982)
Effect of exchange rate changes on cash and cash equivalents	1,376	(1,636)	(2,939)
Net increase (decrease) in cash and cash equivalents during the year	118,621	83,887	(64,720)
Cash and cash equivalents, beginning of year	179,447	95,560	160,280
Cash and cash equivalents, end of year	298,068	179,447	95,560
Supplemental cash flow information
Interest paid	52,213	52,833	41,429
Income and mining taxes paid	$ 56,962	$ 110,889	$ 25,199

TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS	12 Months Ended
Dec. 31, 2012
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS

1.   TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS

  Agnico-Eagle is a gold mining company with mining operations in Canada, Mexico and Finland. The Company earns a significant proportion of its revenues from the production and sale of gold in both dore bar and concentrate form. The remainder of revenue and cash flow is generated by the production and sale of byproduct metals. The revenue from byproduct metals is mainly generated by production at the LaRonde mine in Canada (silver, zinc, copper and lead) and the Pinos Altos mine in Mexico (silver).

  Revenues are generated from operations in Canada, Mexico and Finland. The cash flow and profitability of the Company's operations are significantly affected by the market price of gold and, to a lesser extent, silver, zinc, copper and lead. The prices of these metals can fluctuate significantly and are affected by numerous factors beyond the Company's control.

  As gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its product.

  Trade receivables are recognized once the transfer of ownership for the metals sold has occurred and reflect the amounts owing to the Company in respect of its sales of dore bars or concentrates to third parties prior to the satisfaction in full of the payment obligations of the third parties.

	Years Ended December 31,

	2012	2011	2010

Revenues from mining operations:

Gold	$1,712,665	$1,563,760	$1,216,249

Silver	140,221	171,725	104,544

Zinc	45,797	70,522	77,544

Copper	19,019	14,451	22,219

Lead	12	1,341	1,965

	$1,917,714	$1,821,799	$1,422,521

  In 2012, precious metals (gold and silver) accounted for 97% of Agnico-Eagle's revenues from mining operations (2011 – 95%; 2010 – 93%). The remaining revenues from mining operations consisted of net byproduct metals revenues. In 2012, these net byproduct metals revenues as a percentage of total revenues from mining operations were 2% from zinc (2011 – 4%; 2010 – 5%) and 1% from copper (2011 – 1%; 2010 – 2%).

OTHER ASSETS	12 Months Ended
Dec. 31, 2012
OTHER ASSETS
OTHER ASSETS

2.   OTHER ASSETS

(a)   Other current assets

	As at December 31,

	2012	2011

Federal, provincial and other sales taxes receivable	$36,400	$51,603

Prepaid expenses	36,119	25,540

Meadowbank insurance receivable	6,553	8,765

Prepaid royalty(i)	–	7,684

Employee loans receivable	1,800	5,567

Retirement compensation arrangement plan refundable tax receivable	4,044	–

Other	8,061	11,210

	$92,977	$110,369

  Note:

  (i)
  The prepaid royalty relates to the Pinos Altos mine in Mexico.

(b)   Available-for-sale securities

  In 2012, the Company received proceeds of $73.4 million (2011 – $9.4 million; 2010 – $36.6 million) and recognized a gain before income taxes of $9.7 million (2011 – $4.9 million; 2010 – $19.5 million) on the sale of certain available-for-sale securities.

  Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	As at December 31,

	2012	2011

Available-for-sale securities in an unrealized gain position:

Cost (net of impairments)	$ 4,352	$127,344

Unrealized gains in accumulated other comprehensive loss	1,902	16,408

Estimated fair value	6,254	143,752

Available-for-sale securities in an unrealized loss position:

Cost (net of impairments)	48,047	1,717

Unrealized losses in accumulated other comprehensive loss	(9,582)	(58)

Estimated fair value	38,465	1,659

Total estimated fair value of available-for-sale securities	$44,719	$145,411

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the course of the year, certain available-for-sale securities fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. During the year ended December 31, 2012, the Company recorded a $12.7 million (2011 – $8.6 million) impairment loss on certain available-for-sale securities that were determined to be other-than-temporarily impaired.

  At December 31, 2012, the fair value of available-for-sale securities in an unrealized loss position was $38.5 million (2011 – $1.7 million) with total unrealized losses in accumulated other comprehensive loss of $9.6 million (2011 – $0.1 million). Based on an evaluation of the severity and duration of the impairment of these available-for-sale securities (less than three months) and on the Company's intent to hold them for a period of time sufficient for a recovery of fair value, the Company does not consider these available-for-sale securities to be other-than-temporarily impaired as at December 31, 2012.

(c)   Other assets

	As at December 31,

	2012	2011

Deferred financing costs, less accumulated amortization of $8,888 (2011 – $5,809)	$15,836	$15,777

Long-term ore in stockpile(i)	32,711	64,392

Other	7,291	7,879

	$55,838	$88,048

  Note:

  (i)
  Due to the ore body structures at the Pinos Altos, Kittila and Meadowbank mines, a significant amount of drilling and blasting was undertaken early in their mine lives, resulting in long-term ore stockpiles. At December 31, 2012, long-term ore stockpiles were valued at $14.8 million (2011 – $7.1 million) at the Pinos Altos mine (including the Creston Mascota deposit at Pinos Altos), $7.7 million (2011 – $8.0 million) at the Kittila mine and $10.2 million (2011 – $49.3 million) at the Meadowbank mine.

PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

3.   PROPERTY, PLANT AND MINE DEVELOPMENT

	As at December 31, 2012			As at December 31, 2011

	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value

Mining properties	$1,356,227	$ 86,839	$1,269,388	$1,228,523	$111,567	$1,116,956

Plant and equipment	2,538,328	617,826	1,920,502	2,467,300	437,706	2,029,594

Mine development costs	918,482	237,967	680,515	869,746	190,399	679,347

Construction in progress:

Meliadine project	133,840	–	133,840	69,458	–	69,458

La India project	32,553	–	32,553	–	–	–

Goldex mine M and E Zones	30,658	–	30,658	–	–	–

	$5,010,088	$942,632	$4,067,456	$4,635,027	$739,672	$3,895,355

  Geographic Information:

	As at December 31,

	2012	2011

Canada	$2,543,171	$2,433,527

Latin America	809,556	776,892

Europe	704,031	674,258

United States	10,698	10,678

Total	$4,067,456	$3,895,355

  In 2012, Agnico-Eagle capitalized $1.3 million of costs (2011 – $1.4 million) and recognized $1.2 million of amortization expense (2011 – $0.9 million) related to computer software. The unamortized capitalized cost for computer software at December 31, 2012 was $5.7 million (2011 – $5.6 million).

  The unamortized capitalized cost for leasehold improvements at December 31, 2012 was $3.4 million (2011 – $3.2 million), which is being amortized on a straight-line basis over the life term of the lease plus one renewal period.

  The amortization of assets recorded under capital leases is included in the amortization of property, plant and mine development line item of the consolidated statements of income (loss) and comprehensive income (loss).

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.   FAIR VALUE MEASUREMENT

  ASC 820 – Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under US GAAP, and requires expanded disclosures about fair value measurements including the following three fair value hierarchy levels:

    Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 – Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table details the Company's financial assets and liabilities measured at fair value as at December 31, 2012 within the fair value hierarchy:

	Total	Level 1	Level 2	Level 3

Financial assets:

Available-for-sale securities(i)	$44,719	$44,719	$–	$–

Trade receivables(ii)	67,750	–	67,750	–

Fair value of derivative financial instruments(iii)	2,112	–	2,112	–

	$114,581	$44,719	$69,862	$–

Financial liabilities:

Fair value of derivative financial instruments(iii)	$277	$–	$277	$–

  Notes:

  (i)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

  (ii)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (iii)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).

  In the event that a decline in the fair value of an investment in available-for-sale securities occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the consolidated statements of income (loss) and comprehensive income (loss) and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments in available-for-sale securities for which the cost basis exceeds its fair value.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM DEBT.
LONG-TERM DEBT

5.   LONG-TERM DEBT

  Credit Facility

  On June 22, 2010, the Company amended and restated its Credit Facility, increasing the amount available from $900.0 million to $1,200.0 million.

  On July 20, 2012, the Company further amended the Credit Facility, extending the maturity date from June 22, 2016 to June 22, 2017 and updating pricing terms to reflect improved market conditions.

  At December 31, 2012, the Credit Facility was drawn down by $30.0 million (2011 – $320.0 million). Amounts drawn down, together with related outstanding letters of credit, resulted in Credit Facility availability of $1,168.9 million at December 31, 2012.

  2012 Notes

  On July 24, 2012, the Company closed a private placement consisting of $200.0 million of guaranteed senior unsecured notes due in 2022 and 2024 (the "2012 Notes") with a weighted average maturity of 11.0 years and weighted average yield of 4.95%.

  The following are the individual series' of the 2012 Notes:

	Principal	Interest Rate	Maturity Date

Series A	$100,000	4.87%	7/23/2022

Series B	100,000	5.02%	7/23/2024

	$200,000

  2010 Notes

  On April 7, 2010, the Company closed a private placement consisting of $600.0 million of guaranteed senior unsecured notes due in 2017, 2020 and 2022 (the "2010 Notes") with a weighted average maturity of 9.84 years and weighted average yield of 6.59%.

  The following are the individual series' of the 2010 Notes:

	Principal	Interest Rate	Maturity Date

Series A	$115,000	6.13%	7/4/2017

Series B	360,000	6.67%	7/4/2020

Series C	125,000	6.77%	7/4/2022

	$600,000

  Covenants

  Payment and performance of Agnico-Eagle's obligations under the Credit Facility, 2012 Notes and 2010 Notes is guaranteed by each of its significant subsidiaries and certain of its other subsidiaries (the "Guarantors").

  The Credit Facility contains covenants that limit, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances, sell material assets and carry on a business other than one related to the mining business.

  The 2012 Notes and 2010 Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to mining and the ability of the Guarantors to incur indebtedness.

  The Credit Facility, 2012 Notes and 2010 Notes also require the Company to maintain a total net debt to EBITDA ratio below a specified maximum value as well as a minimum tangible net worth.

  The Company was in compliance with all covenants contained within the Credit Facility, 2012 Notes and 2010 Notes as at December 31, 2012.

  Interest on long-term debt

  For the year ended December 31, 2012, total interest expense was $57.9 million (2011 – $55.0 million; 2010 – $49.5 million) and total cash interest payments were $52.2 million (2011 – $52.8 million; 2010 – $41.4 million). In 2012, cash interest on the Credit Facility was $3.6 million (2011 – $1.7 million; 2010 – $12.3 million), cash standby fees on the Credit Facility were $4.2 million (2011 – $8.6 million; 2010 – $6.7 million), and cash interest on the 2010 Notes and 2012 Notes was $39.5 million (2011 – $39.5 million; 2010 – $19.8 million). In 2012, $1.5 million (2011 – $1.0 million; 2010 – $4.6 million) of the total interest expense was capitalized to construction in progress.

  The Company's weighted average interest rate on all of its long-term debt as at December 31, 2012 was 6.02% (2011 – 5.02%; 2010 – 5.43%).

RECLAMATION PROVISION AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
RECLAMATION PROVISION AND OTHER LIABILITIES
RECLAMATION PROVISION AND OTHER LIABILITIES

6.   RECLAMATION PROVISION AND OTHER LIABILITIES

  Reclamation provision and other liabilities consist of the following:

	As at December 31,

	2012	2011

Reclamation provision (note 6(a))	$101,753	$105,443

Long-term portion of capital lease obligations (note 13(a))	12,108	26,184

Pension benefits (note 6(b))	13,734	13,991

Other	140	370

Total	$127,735	$145,988

(a)   Reclamation provision

  Agnico-Eagle's reclamation provision includes both asset retirement obligations and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management's estimates and feasibility study calculations.

  The following table reconciles the beginning and ending carrying amounts of the Company's asset retirement obligations:

	2012	2011

Asset retirement obligations, beginning of year	$86,386	$91,641

Current year additions and changes in estimate, net	1,495	(8,398)

Current year accretion	5,068	4,953

Liabilities settled	(254)	–

Foreign exchange revaluation	1,655	(1,810)

Reclassification from long-term to current	(4,630)	–

Asset retirement obligations – long-term, end of year	$89,720	$86,386

  Due to the suspension of mining operations at the Goldex mine on October 19, 2011 (see note 17), Agnico-Eagle recognized an environmental remediation liability. The following table reconciles the beginning and ending carrying amounts of the Goldex mine's environmental remediation liability:

	2012	2011

Environmental remediation liability – long-term, beginning of year	$19,057	$–

Environmental remediation liability – current, beginning of year	26,069	–

Current year change in estimate	(36)	51,736

Liabilities settled	(21,450)	(7,616)

Foreign exchange revaluation	579	1,006

Reclassification from long-term to current	(12,186)	(26,069)

Environmental remediation liability – long-term, end of year	$12,033	$19,057

(b)   Pension benefits

  Agnico-Eagle provides the Executives Plan for certain senior officers. The funded status of the Executives Plan is based on actuarial valuations performed as of July 1, 2012, projected to December 30, 2012 and covering the period through June 30, 2013.

  The components of Agnico-Eagle's net pension benefits expense are as follows:

	Years Ended December 31,

	2012	2011	2010

Service cost – benefits earned during the year	$650	$996	$981

Interest cost on projected benefit obligation	489	663	613

Amortization of net transition asset	169	171	164

Prior service cost	26	26	25

Loss due to settlement	2,921	–	–

Recognized net actuarial loss	340	245	–

Net pension benefits expense	$4,595	$2,101	$1,783

  Assets for the Executives Plan consist of deposits on hand with regulatory authorities which are refundable when benefit payments are made or on the ultimate wind-up of the plan. The accumulated benefit obligation for the Executives Plan at December 31, 2012 was $9.7 million (2011 – $13.2 million).

  The funded status of the Executives Plan for 2012 and 2011 is as follows:

	2012	2011

Reconciliation of the market value of plan assets:

Fair value of plan assets, beginning of year	$2,952	$2,443

Agnico-Eagle's contribution	839	1,156

Benefit payments	(520)	(578)

Settlements	(961)	–

Effect of exchange rate changes	63	(69)

Fair value of plan assets, end of year	2,373	2,952

Reconciliation of projected benefit obligation:

Projected benefit obligation, beginning of year	14,370	12,041

Service cost	650	996

Interest cost	489	663

Net actuarial loss	675	1,704

Benefit payments	(520)	(696)

Settlements	(5,148)	–

Effect of exchange rate changes	302	(338)

Projected benefit obligation, end of year	10,818	14,370

Deficiency of plan assets compared with projected benefit obligation	$(8,445)	$(11,418)

  Comprised of the following net amounts recognized in the consolidated balance sheets:

	As at December 31,

	2012	2011

Accrued employee benefit liability	$5,008	$7,292

Accumulated other comprehensive loss:

Transition obligation	341	500

Prior service cost	52	76

Net actuarial loss	3,044	3,550

Net liability	$8,445	$11,418

Assumptions:

Weighted average discount rate – net periodic pension cost	4.45%	5.20%

Weighted average discount rate – projected benefit obligation	4.00%	4.45%

Weighted average rate of compensation increase	3.00%	3.00%

Estimated average remaining service life for the plan (in years)(i)	6.0	3.0

  Note:

  (i)
  Estimated average remaining service life for the Executives Plan was developed for individual senior officers.

  Executives Plan components expected to be recognized in accumulated other comprehensive loss in 2013:

Transition obligation	$170

Prior service cost	26

Net actuarial loss	327

$523

  Estimated benefit payments from the Executives Plan over the next ten years are presented below:

Years ended December 31,:	Estimated Executives Plan Benefit Payments

2013	$117

2014	$116

2015	$115

2016	$114

2017	$113

2018 – 2022	$3,591

  In addition to the Executives Plan, the Company maintains the Basic Plan and the Supplemental Plan. Under the Basic Plan, Agnico-Eagle contributes 5% of certain employees' base employment compensation to a defined contribution plan. In 2012, $11.9 million (2011 – $10.7 million; 2010 – $8.8 million) was contributed to the Basic Plan. Effective January 1, 2008, the Company adopted the Supplemental Plan for designated executives at the level of Vice-President or above. Under the Supplemental Plan, an additional 10% of the designated executive's earnings for the year (including salary and short-term bonus) is contributed by the Company. In 2012, $0.8 million (2011 – $0.9 million; 2010 – $1.1 million) was contributed to the Supplemental Plan. The Supplemental Plan is accounted for as a cash balance plan.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

7.   SHAREHOLDERS' EQUITY

(a)   Common shares

  The Company's authorized share capital includes an unlimited number of common shares with issued common shares of 172,296,610 (2011 – 170,859,604), less 193,740 common shares held by a trust in connection with the Company's restricted share unit ("RSU") plan (2011 – less 45,868 common shares). The trust is treated as a variable interest entity and, as a result, its holdings of shares are offset against the Company's issued shares in its consolidated financial statements (see note 8(c) for details).

  In 2012, the Company declared dividends on its common shares of $1.02 per share (2011 – nil per share; 2010 – $0.64 per share).

(b)   Private placements and warrants

  On December 3, 2008, the Company closed a private placement of 9.2 million units, with each unit consisting of one common share and one-half of one common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $47.25 per share at any time during the five-year term of the warrant. As consideration for the lead purchaser's commitment, the Company issued to the lead purchaser an additional 4 million warrants. The net proceeds of the private placement were approximately $281.0 million, after deducting share issue costs of $8.8 million. If all outstanding warrants were exercised, the Company would issue an additional 8.6 million common shares. No warrants had been exercised as of December 31, 2012.

  On July 26, 2010, the Company issued 15,000 common shares with a market value of $0.8 million in connection with the purchase of a mining property.

(c)   Public issuance of common shares

  On July 6, 2010, the Company issued 10,210,848 common shares with a market value of $579.0 million in connection with the acquisition of Comaplex Minerals Corp. ("Comaplex") (see note 10 for details).

  On November 18, 2011, the Company issued 1,250,477 common shares with a market value of $56.1 million in connection with the acquisition of 94.77% of the outstanding shares of Grayd Resource Corporation ("Grayd"). On January 23, 2012, the Company issued an additional 68,941 common shares with a market value of $2.4 million in connection with the compulsory acquisition of the remaining outstanding shares of Grayd it did not already own (see note 10 for details).

(d)   Accumulated other comprehensive loss

  The following table details the components of accumulated other comprehensive loss, net of related tax effects:

	As at December 31,

	2012	2011

Cumulative translation adjustment	$(16,206)	$(16,206)

Unrealized net (loss) gain on available-for-sale securities	(7,680)	16,350

Unrealized loss on derivative financial instruments	(260)	(4,404)

Unrealized loss on pension benefits liability	(4,071)	(5,219)

Tax effect of unrealized loss on derivative financial instruments	397	1,491

Tax effect of unrealized loss on pension benefits liability	509	882

Accumulated other comprehensive loss	$(27,311)	$(7,106)

  In 2012, a $9.7 million gain on sale of available-for-sale securities (2011 – $4.9 million gain; 2010 – $19.5 million gain) was reclassified from accumulated other comprehensive loss to the consolidated statements of income (loss) and comprehensive income (loss).

(e)   Net income (loss) per share

  The following table provides the weighted average number of common shares used in the calculation of basic and diluted net income (loss) per share:

	Years Ended December 31,

	2012	2011	2010

Weighted average number of common shares outstanding – basic	171,250,179	169,352,896	162,342,686

Add: Dilutive impact of employee stock options	–	–	1,192,530

Dilutive impact of warrants	–	–	2,263,902

Dilutive impact of shares related to RSU plan	235,436	–	43,141

Weighted average number of common shares outstanding – diluted	171,485,615	169,352,896	165,842,259

  The calculation of diluted net income (loss) per share has been calculated using the treasury stock method. In applying the treasury stock method, employee stock options and warrants with an exercise price greater than the average quoted market price of the common shares, for the period outstanding, are not included in the calculation of diluted net income (loss) per share, as the impact is anti-dilutive. In 2010, a total of 58,750 employee stock options were excluded from the calculation of diluted net income (loss) per share as their impact would have been anti-dilutive. In 2011, the impact of any additional shares issued under the employee stock option plan, as a result of the conversion of warrants, or related to the RSU plan would have been anti-dilutive as a result of the net loss recorded for the year. Consequently, diluted net loss per share was calculated in the same manner as basic net loss per share in 2011. In 2012, 7,742,151 employee stock options and all warrants were excluded from the calculation of diluted net income (loss) per share as their impact would have been anti-dilutive.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

8.   STOCK-BASED COMPENSATION

(a)   Employee Stock Option Plan ("ESOP")

  The Company's ESOP provides for the granting of stock options to directors, officers, employees and service providers to purchase common shares. Under the ESOP, stock options are granted at the fair market value of the underlying shares on the day prior to the date of grant. The number of common shares that may be reserved for issuance to any one person pursuant to stock options (under the ESOP or otherwise), warrants, share purchase plans or other arrangements may not exceed 5% of the Company's common shares issued and outstanding at the date of grant.

  On April 24, 2001, the Compensation Committee of the Board of Directors adopted a policy pursuant to which stock options granted after that date have a maximum term of five years. In 2010, the shareholders approved a resolution to increase the number of common shares reserved for issuance under the ESOP by 1,300,000 to 20,300,000. In 2011 and 2012 the shareholders approved a further 3,000,000 and 2,500,000 common shares for issuance under the ESOP, respectively.

  Of the 3,257,000 stock options granted under the ESOP in 2012, 814,250 stock options vested immediately and expire in 2017. The remaining stock options expire in 2017 and vest in equal installments, on each anniversary date of the grant, over a three-year period. Of the 2,630,785 stock options granted under the ESOP in 2011, 657,696 stock options vested immediately and expire in 2016. The remaining stock options expire in 2016 and vest in equal installments, on each anniversary date of the grant, over a three-year period. Of the 2,926,080 stock options granted under the ESOP in 2010, 731,520 stock options vested immediately and expire in 2015. The remaining stock options expire in 2015 and vest in equal installments, on each anniversary date of the grant, over a three-year period. Upon the exercise of stock options under the ESOP, the Company issues new common shares to settle the obligation.

  The following summary details activity with respect to Agnico-Eagle's outstanding stock options:

	2012		2011		2010

	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price

Outstanding, beginning of year	8,959,051	C$62.88	6,762,704	C$56.94	5,707,940	C$53.85

Granted	3,257,000	36.99	2,630,785	76.12	2,926,080	57.55

Exercised	(416,275)	43.51	(308,688)	43.62	(1,627,766)	47.02

Forfeited	(731,000)	59.72	(125,750)	67.47	(243,550)	58.03

Expired	(481,650)	47.49	–	–	–	–

Outstanding, end of year	10,587,126	C$56.60	8,959,051	C$62.88	6,762,704	C$56.94

Options exercisable at end of year	6,510,464		5,178,172		2,972,857

  The following table details 2012 activity with respect to Agnico-Eagle's nonvested stock options:

	2012

	Number of Stock Options		Weighted Average Grant Date Fair Value

Nonvested, beginning of year	3,780,879	C$	17.79

Granted	3,257,000		8.29

Vested	(2,625,467)		15.63

Forfeited (nonvested)	(335,750)		12.50

Nonvested, end of year	4,076,662	C$	13.33

  Cash received for stock options exercised in 2012 was $18.2 million (2011 – $13.6 million; 2010 – $74.7 million).

  The total intrinsic value of stock options exercised in 2012 was C$3.6 million (2011 – C$8.0 million; 2010 – C$46.5 million).

  The weighted average grant date fair value of stock options granted in 2012 was C$8.29 (2011 – C$17.05; 2010 – C$16.31). The total fair value of stock options vested during 2012 was $41.0 million (2011 – $46.7 million; 2010 – $36.7 million).

  The following table summarizes information about Agnico-Eagle's stock options outstanding and exercisable at December 31, 2012:

	Stock Options Outstanding			Stock Options Exercisable

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

C$33.26 – C$59.71	6,378,941	2.50 years	C$47.45	3,485,921	C$52.68

C$60.72 – C$83.08	4,208,185	2.14 years	70.46	3,024,543	68.18

C$33.26 – C$83.08	10,587,126	2.36 years	C$56.60	6,510,464	C$59.88

  The weighted average remaining contractual term of stock options exercisable at December 31, 2012 was 1.7 years.

  The Company has reserved for issuance 10,587,126 common shares in the event that these stock options are exercised.

  The number of common shares available for the granting of stock options under the ESOP as at December 31, 2012, December 31, 2011 and December 31, 2010 was 3,717,785, 3,262,135 and 2,771,420, respectively.

  Subsequent to the year ended December 31, 2012, on January 2, 2013, 2,803,000 stock options were granted under the ESOP, of which 700,750 stock options vested immediately and expire in the year 2018. The remaining stock options expire in 2018 and vest in equal installments on each anniversary date of the grant, over a three-year period.

  Agnico-Eagle estimated the fair value of stock options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2012	2011	2010

Risk-free interest rate	1.26%	1.95%	1.86%

Expected life of stock options (in years)	2.8	2.5	2.5

Expected volatility of Agnico-Eagle's share price	37.5%	34.70%	43.80%

Expected dividend yield	2.14%	0.89%	0.42%

  The Company uses historical volatility in estimating the expected volatility of Agnico-Eagle's share price. The expected term of stock options granted is derived from historical data on employee exercise and post-vesting employment termination experience.

  The aggregate intrinsic value of stock options outstanding at December 31, 2012 was C$(47.3) million. The aggregate intrinsic value of stock options exercisable at December 31, 2012 was C$(50.5) million.

  The total compensation expense for the ESOP recognized in the general and administrative line item of the consolidated statements of income (loss) and comprehensive income (loss) for 2012 was $33.8 million (2011 – $42.2 million; 2010 – $37.8 million). The total compensation cost related to nonvested stock options not yet recognized is $24.5 million as at December 31, 2012 and the weighted average period over which it is expected to be recognized is 1.6 years. Of the total compensation cost for the ESOP, $1.3 million was capitalized as part of the property, plant and mine development line item of the consolidated balance sheets in 2012 (2011 – $1.4 million; 2010 – $1.3 million).

(b)   Incentive Share Purchase Plan

  On June 26, 1997, the Company's shareholders approved an incentive share purchase plan (the "Purchase Plan") to encourage directors, officers and employees ("Participants") to purchase Agnico-Eagle's common shares at market value. In 2009, the Purchase Plan was amended to remove non-executive directors as eligible Participants.

  Under the Purchase Plan, Participants may contribute up to 10% of their basic annual salaries, and the Company contributes an amount equal to 50% of each Participant's contribution. All common shares subscribed for under the Purchase Plan are newly issued by the Company. The total compensation cost recognized in 2012 related to the Purchase Plan was $7.2 million (2011 – $6.4 million; 2010 – $5.0 million).

  In 2012, 507,235 common shares were subscribed for under the Purchase Plan (2011 – 360,833; 2010 – 229,583) for a value of $21.7 million (2011 – $19.2 million; 2010 – $15.0 million). In May 2008, the Company's shareholders approved an increase in the maximum number of common shares reserved for issuance under the Purchase Plan to 5,000,000 from 2,500,000. As at December 31, 2012, Agnico-Eagle has reserved for issuance 1,642,853 common shares (2011 – 2,150,088; 2010 – 2,510,921) under the Purchase Plan.

(c)   Restricted Share Unit Plan

  In 2009, the Company implemented the RSU plan for certain employees. A deferred compensation balance was recorded for the total grant date value on the date of grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and was amortized as compensation expense over the applicable vesting period of two years.

  Effective January 1, 2012, the RSU plan was amended to include directors and senior executives of the Company. A deferred compensation balance was recorded for the total grant date value on the date of grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is to be amortized as compensation expense over the applicable vesting period of three years.

  In 2012, the Company funded the RSU plan by transferring $12.0 million (2011 – $3.7 million; 2010 – $4.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. The Trust is funded once per year during the first quarter of each year. Compensation cost for the RSU plan incorporates an expected forfeiture rate. The forfeiture rate is estimated based on the Company's historical employee turnover rates and expectations of future forfeiture rates that incorporate various factors that include historical employee stock option plan forfeiture rates. For the years 2009 through 2012, the impact of forfeitures was not material. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust are eliminated. The common shares purchased and held by the Trust are treated as not outstanding for the basic earnings per share ("EPS") calculations. They are included in the basic EPS calculations once they have vested. All of the unvested common shares held by the Trust are included in the diluted EPS calculations.

  Compensation cost related to the RSU plan was $6.6 million in 2012 (2011 – $3.3 million; 2010 – $3.0 million). Compensation cost related to the RSU plan is included as part of the production, general and administrative and exploration and corporate development line items of the consolidated statements of income (loss) and comprehensive income (loss), consistent with the classification of other elements of compensation expense for those employees who held RSUs. Of the total compensation cost for the RSU plan, nil was capitalized as part of the property, plant and mine development line item of the consolidated balance sheets in 2012 (2011 – nil; 2010 – $0.1 million).

  Subsequent to the year ended December 31, 2012, 422,553 RSUs were granted under the RSU plan. Of these, 131,846 RSUs vest in 2014, 277,944 RSUs vest in 2015 and 12,763 RSUs vest in 2016.

INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2012
INCOME AND MINING TAXES
INCOME AND MINING TAXES

9.   INCOME AND MINING TAXES

Income and mining taxes expense (recovery) is made up of the following geographic components:

	Years Ended December 31,

	2012	2011	2010

Current income and mining taxes:

Canada	$8,750	$62,382	$34,217

Mexico	33,531	3,496	1,942

Finland	9,799	222	–

	52,080	66,100	36,159

Deferred income and mining taxes:

Canada	26,041	(341,038)	47,083

Mexico	25,284	54,996	18,759

Finland	20,820	10,269	1,086

	72,145	(275,773)	66,928

Income and mining taxes	$124,225	$(209,673)	$103,087

  Cash income and mining taxes paid in 2012 were $57.0 million (2011 – $110.9 million; 2010 – $25.2 million).

  The income and mining taxes expense (recovery) is different from the amount that would have been calculated by applying the Canadian statutory income tax rate as a result of the following:

	2012	2011	2010

Combined federal and composite provincial tax rates	26.3%	27.8%	29.6%

Increase (decrease) in tax rates resulting from:

Provincial mining duties	3.6	5.9	6.8

Tax law changes	–	(2.7)	(5.1)

Impact of foreign tax rates	(1.5)	(0.2)	(0.5)

Permanent differences	1.0	(1.6)	(4.2)

Valuation allowances	1.2	(0.3)	(0.2)

Impact of changes in income tax rates	(2.1)	(2.0)	(2.7)

Actual rate as a percentage of pre-tax income	28.5%	26.9%	23.7%

  The following table details the components of Agnico-Eagle's deferred income and mining tax liabilities:

	Liabilities (Assets) as at December 31,

	2012	2011

Mining properties	$761,508	$704,379

Net operating and capital loss carryforwards	(102,005)	(104,332)

Mining duties	(36,158)	(88,670)

Reclamation provisions	(42,688)	(51,926)

Valuation allowance	30,570	39,121

Deferred income and mining tax liabilities	$611,227	$498,572

  All of Agnico-Eagle's deferred income and mining tax assets and liabilities were denominated in the local currency based on the jurisdiction in which the Company paid taxes, except for Canada, and were translated into US dollars using the exchange rate in effect at the applicable consolidated balance sheets dates. For Canadian income tax purposes, for December 31, 2008 and subsequent years, the Company elected to use the US dollar as its functional currency.

  The Company operates in different jurisdictions and, accordingly, it is subject to income and other taxes under the various tax regimes in the countries in which it operates. The tax rules and regulations in many countries are highly complex and subject to interpretation. The Company may be subject in the future to a review of its historic income and other tax filings and in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations to the Company's business conducted within the country involved.

  A reconciliation of the beginning and ending amounts of the unrecognized tax benefits is as follows:

	2012	2011	2010

Unrecognized tax benefits, beginning of year	$1,200	$1,630	$5,608

Additions (reductions)	9,667	(430)	(3,978)

Unrecognized tax benefit, end of year	$10,867	$1,200	$1,630

  The full amount of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate. The Company does not expect its unrecognized tax benefits to change significantly over the next year.

  The Company is subject to taxes in Canada, Mexico and Finland, each with varying statutes of limitations. The 2007 through 2012 taxation years generally remain subject to examination.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
ACQUISITIONS

10. ACQUISITIONS

  Grayd Resource Corporation

  In September 2011, Agnico-Eagle entered into an acquisition agreement with Grayd, a Canadian-based natural resource company listed on the TSX Venture Exchange, pursuant to which the Company agreed to make an offer to acquire all of the issued and outstanding common shares of Grayd. On October 13, 2011, the Company made the offer by way of a take-over bid circular, as amended and supplemented on October 21, 2011.

  On November 18, 2011, Agnico-Eagle acquired 94.77% of the outstanding shares of Grayd, on a fully-diluted basis, by way of a take-over bid. The November 18, 2011 purchase price of $222.1 million was comprised of $166.0 million in cash and 1,250,477 newly issued Agnico-Eagle common shares.

  The related transaction costs associated with the acquisition totalling $3.8 million were expensed through the interest and sundry expense (income) line item of the consolidated statements of income (loss) and comprehensive income (loss) during the fourth quarter of 2011. The Company has accounted for the purchase of Grayd as a business combination.

  The following table details the allocation of the purchase price to assets acquired and liabilities assumed, based on management's estimates of fair value.

Total purchase price:

Cash paid for acquisition	$165,954

Agnico-Eagle common shares issued for acquisition	56,146

Total purchase price to allocate	$222,100

Fair value of assets acquired and liabilities assumed:

Mining properties	$282,000

Goodwill	29,215

Cash and cash equivalents	2,907

Trade receivables	469

Other current assets	1,700

Equipment	56

Accounts payable and accrued liabilities	(9,767)

Deferred tax liability	(72,229)

Non-controlling interest	(12,251)

Net assets acquired	$222,100

  The Company believes that goodwill for the Grayd acquisition arose principally because of the following factors: (1) the going concern value implicit in the Company's ability to sustain and/or grow its business by increasing reserves and resources through new discoveries; and (2) the requirement to record a deferred tax liability for the difference between the assigned values and the tax bases of assets acquired and liabilities assumed in a business combination at amounts that do not reflect fair value.

  Pro forma results of operations for Agnico-Eagle assuming the acquisition of Grayd described above had occurred as of January 1, 2010 are detailed below. On a pro forma basis, there would have been no effect on Agnico-Eagle's consolidated revenues:

	Years Ended December 31,

	2011	2010

	Unaudited
Pro forma net income (loss) attributed to common shareholders	$(582,762)	$324,708

Pro forma net income (loss) per share – basic	$(3.42)	$1.98

  On January 23, 2012, the Company acquired the remaining outstanding shares of Grayd it did not already own, pursuant to a previously announced compulsory acquisition carried out under the provisions of the Business Corporations Act (British Columbia). The January 23, 2011 purchase price of $11.8 million was comprised of $9.3 million in cash and 68,941 newly issued Agnico-Eagle common shares.

  Summit Gold Project

  On December 20, 2011, the Company completed the acquisition of 100% of the Summit Gold project from Columbus Gold Corporation, subject to a 2% net smelter returns mineral production royalty reserved by Cordilleran Exploration Company. The Nevada-based project's purchase price of $8.5 million, including transaction costs, was comprised entirely of cash. This transaction was accounted for as an asset acquisition.

  Comaplex Minerals Corp.

  On April 1, 2010, Agnico-Eagle and Comaplex jointly announced that they reached an agreement in principle whereby Agnico-Eagle would acquire all of the shares of Comaplex (the "Comaplex Shares") that it did not already own. The transaction was completed under a plan of arrangement under the Business Corporations Act (Alberta). Under the terms of the transaction, each shareholder of Comaplex, other than Agnico-Eagle, received 0.1576 of an Agnico-Eagle common share per Comaplex share. Additionally, at closing, each Comaplex shareholder, other than Agnico-Eagle and Perfora Investments S.a.r.l. ("Perfora"), received one common share of a newly formed, wholly-owned, subsidiary of Comaplex, Geomark Exploration Ltd. ("Geomark"), in respect of each Comaplex share and Comaplex transferred to Geomark all of the assets and related liabilities of Comaplex other than those relating to the Meliadine gold exploration properties in Nunavut, Canada. The Geomark assets included all of Comaplex's net working capital, the non-Meliadine mineral properties, all oil and gas properties and investments. Under the plan of arrangement, Comaplex changed its name to Meliadine Holdings Inc.

  Prior to the announcement of the transaction, Perfora and Agnico-Eagle had entered into a support agreement pursuant to which Perfora agreed to, among other things, support the transaction and vote all of the shares it held in Comaplex in favour of the plan of arrangement. Perfora held approximately 17.3% and Agnico-Eagle held approximately 12.3%, on a fully diluted basis, of the outstanding shares of Comaplex prior to the announcement of the acquisition.

  On July 6, 2010, the transactions relating to the plan of arrangement closed and Agnico-Eagle issued a total of 10,210,848 common shares to the shareholders of Comaplex, other than Agnico-Eagle, for a total value of $579.0 million. The related transaction costs associated with the acquisition totalling $7.0 million were expensed through the interest and sundry expense (income) line item of the consolidated statements of income (loss) and comprehensive income (loss) during the third quarter of 2010. The Company has accounted for the purchase of Comaplex as a business combination.

  The following table details the allocation of the purchase price to assets acquired and liabilities assumed, based on management's estimates of fair value.

Total purchase price:

Comaplex shares previously purchased	$88,683

Agnico-Eagle common shares issued for acquisition	578,955

Total purchase price to allocate	$667,638

Fair value of assets acquired and liabilities assumed:

Property	$642,610

Goodwill	200,064

Supplies	542

Equipment	2,381

Asset retirement obligation	(3,400)

Deferred tax liability	(174,559)

Net assets acquired	$667,638

  The Comaplex shares purchased prior to the April 1, 2010 announcement of the acquisition had a cost base of $24.1 million and a fair value at July 6, 2010 of $88.6 million. Upon the acquisition of Comaplex, the non-cash gain of $64.5 million on those shares within accumulated other comprehensive income was reversed into the consolidated statements of income (loss) and comprehensive income (loss) as a gain during the third quarter of 2010.

  The Company believes that goodwill for the Comaplex acquisition arose principally because of the following factors: (1) the going concern value implicit in the Company's ability to sustain and/or grow its business by increasing reserves and resources through new discoveries; and (2) the requirement to record a deferred tax liability for the difference between the assigned values and the tax basis of assets acquired and liabilities assumed in a business combination at amounts that do not reflect fair value.

  Pro forma results of operations for Agnico-Eagle assuming the acquisition of Comaplex described above had occurred as of January 1, 2009 are detailed below. On a pro forma basis, there would have been no effect on Agnico-Eagle's consolidated revenues:

	Years Ended December 31,

	2010	2009

	Unaudited
Pro forma net income attributed to common shareholders	$331,516	$85,371

Pro forma net income per share – basic	$2.04	$0.55

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31,

	2012	2011

Trade payables	$89,289	$104,699

Wages payable	35,752	27,247

Accrued liabilities	27,372	47,462

Goldex mine government grant	–	1,452

Other liabilities	32,916	22,687

	$185,329	$203,547

  In 2012 and 2011, the other liabilities balance mainly consisted of various employee payroll tax withholdings and other payroll taxes.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at December 31, 2012, the total amount of these guarantees was $147.3 million.

  Certain of the Company's properties are subject to royalty arrangements. The following are the most significant royalty arrangements:

  The Company has a royalty agreement with the Finnish government relating to the Kittila mine. Starting 12 months after Kittila mine operations commenced, the Company is required to pay 2% on net smelter returns, defined as revenue less processing costs. The royalty is paid on a yearly basis the following year.

  The Company is committed to pay a royalty on production from certain properties in the Abitibi area. The type of royalty agreements include, but are not limited to, net profits interest royalties and net smelter return royalties, with percentages ranging from 0.5% to 5%.

  The Company is committed to pay a royalty on production from certain properties in the Pinos Altos mine area. The type of royalty agreements include, but are not limited to, net profits interest royalties and net smelter return royalties, with percentages ranging from 1.0% to 3.5%.

  The Company regularly enters into various earn-in and shareholder agreements, often with commitments to pay net smelter return and other royalties.

  The Company had the following purchase commitments as at December 31, 2012:

Years ended December 31,:	Purchase Commitments

2013	$12,258

2014	12,428

2015	7,080

2016	5,071

2017	4,466

Thereafter	22,274

Total	$63,577

LEASES	12 Months Ended
Dec. 31, 2012
LEASES
LEASES

13. LEASES

(a)   Capital leases

  In each of 2010 and 2009, the Company entered into five sale-leaseback agreements with third parties for various fixed and mobile equipment within Canada. These arrangements represent sale-leaseback transactions in accordance with ASC 840-40 – Sale-Leaseback Transactions. The sale-leaseback agreements have an average effective annual interest rate of 6.18% and the average length of the contracts is 4.5 years.

  All of the sale-leaseback agreements have end of lease clauses that qualify as bargain purchase options that the Company expects to execute. As at December 31, 2012, the total gross amount of assets recorded under sale-leaseback capital leases amounted to $33.9 million (2011 – $33.6 million).

  The Company has agreements with third party providers of mobile equipment that are used at the Meadowbank and Kittila mines. These arrangements represent capital leases in accordance with the guidance in ASC 840-30 – Capital Leases. The leases for mobile equipment at the Kittila and Meadowbank mines are for five years. The effective annual interest rate on the lease for mobile equipment at the Meadowbank mine is 5.64%. The effective annual interest rate on the lease for mobile equipment at the Kittila mine is 4.99%.

  The following is a schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as at December 31, 2012:

Years ended December 31,:	Minimum Capital Lease Payments

2013	$14,052

2014	8,970

2015	3,646

2016	–

2017	–

Thereafter	–

Total minimum lease payments	26,668

Less amount representing interest	1,605

Present value of net minimum lease payments	$25,063

  The Company's capital lease obligations are comprised of the following:

	As at December 31,

	2012	2011

Total future lease payments	$26,668	$40,630

Less: interest	1,605	3,378

	25,063	37,252

Less: current portion	12,955	11,068

Long-term portion of capital lease obligations	$12,108	$26,184

  At December 31, 2012, the gross amount of assets recorded under capital leases, including sale-leaseback capital leases was $51.0 million (2011 – $56.9 million; 2010 – $56.9 million). The charge to income resulting from the amortization of assets recorded under capital leases is included in the amortization of property, plant and mine development line item of the consolidated statements of income (loss) and comprehensive income (loss).

(b)   Operating leases

  The Company has a number of operating lease agreements involving office space. Some of the leases for office facilities contain escalation clauses for increases in operating costs and property taxes. Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms in excess of one year as at December 31, 2012 are as follows:

Years ended December 31,:	Minimum Operating Lease Payments

2013	$1,434

2014	1,013

2015	837

2016	822

2017	813

Thereafter	3,473

Total	$8,392

  The portion of operating leases relating to rental expense was $1.1 million in 2012 (2011 – $0.9 million; 2010 – $4.1 million).

RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH
RESTRICTED CASH

14. RESTRICTED CASH

  As part of the Company's insurance programs fronted by a third party provider and reinsured through the Company's internal insurance program, the third party provider requires that cash of $4.7 million be restricted as at December 31, 2012 (2011 – $3.4 million).

  As part of the Company's tax planning, $32.0 million was contributed to a qualified environmental trust ("QET") in December 2011 to fulfill the requirement of financial security for costs related to the environmental remediation of the Goldex mine. During the year ended December 31, 2012, $12.0 million was withdrawn from the QET to fund the environmental remediation expenditures. As at December 31, 2012, $20.7 million remained in the QET.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

15. FINANCIAL INSTRUMENTS

  Agnico-Eagle has entered into financial instruments with several financial institutions in order to hedge underlying cash flow and fair value exposures arising from changes in commodity prices, interest rates, equity prices or foreign currency exchange rates.

  Currency risk management

  In 2012 and 2011, financial instruments that subjected Agnico-Eagle to market risk and concentration of credit risk consisted primarily of cash and cash equivalents and short-term investments. Agnico-Eagle places its cash and cash equivalents and short-term investments in high quality securities issued by government agencies, financial institutions and major corporations and limits the amount of credit exposure by diversifying its holdings.

  Agnico-Eagle generates almost all of its revenues in US dollars. The Company's Canadian operations, which include the LaRonde, Goldex, Lapa and Meadowbank mines and the Meliadine project have Canadian dollar requirements for capital, operating and exploration expenditures.

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2012.

  The forward contracts with a cash flow hedging relationship that did qualify for hedge accounting hedged $60 million of 2011 expenditures at an average rate of US$1.00 = C$0.99 and $300 million of 2012 expenditures at an average rate of US$1.00 = C$1.01. The hedges that expired during the year resulted in a realized gain of $2.8 million (2011 – $(1.5) million). As at December 31, 2012, the Company recognized a mark-to-market gain of nil (2011 – $(4.4) million) in accumulated other comprehensive loss. Amounts deferred in accumulated other comprehensive loss are reclassified to the production costs line item on the consolidated statements of income (loss) and comprehensive income (loss), as applicable, when the hedged transaction has occurred.

  Mark-to-market gains (losses) related to foreign exchange derivative financial instruments are recorded at fair value based on broker-dealer quotations that utilize period end forward pricing of the currency hedged.

  In 2011, the Company entered into foreign exchange forward contracts with an ineffective cash flow hedging relationship that did not qualify for hedge accounting. The risk hedged in 2011 was the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represented a portion of the unhedged forecasted Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011. The forward contracts hedged $150 million of 2011 expenditures and nil of 2012 expenditures at an average rate of US$1.00 = C$0.99. The hedges that expired in 2011 resulted in a realized loss of $1.4 million that was recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss). As at December 31, 2011, all ineffective cash flow hedges had expired. There were no foreign exchange forward contracts with ineffective cash flow hedging relationships purchased or outstanding in 2012.

  The Company's other foreign currency derivative strategies in 2012 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars to Canadian dollars. All of these derivative transactions expired prior to year end such that no derivatives were outstanding as at December 31, 2012. The Company's foreign currency derivative strategy generated $1.5 million in call option premiums for the year ended December 31, 2012 (2011 – $5.0 million) that were recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss).

  Commodity price risk management

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde mine's 2011 production. The purchase of zinc put options was financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company was nil. There were no zinc zero-cost collars purchased or outstanding in 2012.

  A total of 20,000 metric tonnes of zinc call options were written at a strike price of $2,500 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. A total of 20,000 metric tonnes of zinc put options were purchased at a strike price of $2,200 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above $2,500 per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 – Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments, were recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss). All options entered into during 2011 expired during the year resulting in a realized gain of $2.8 million.

  The Company also uses intra-quarter zinc, copper and silver derivative financial instruments associated with the timing of sales of the related products during 2012 that were recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss). There were no zinc, copper or silver intra-quarter derivative financial instruments outstanding at December 31, 2012 or December 31, 2011.

  In the second quarter of 2012, to mitigate the risks associated with fluctuating diesel fuel prices, the Company entered into financial contracts to hedge the price on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure (as it relates to operating costs). The financial contracts that expired in 2012 totalled 9.5 million gallons of heating oil, representing approximately 55% of Meadowbank's expected 2012 diesel fuel exposure. In addition, the financial contracts expiring in 2013 total 0.5 million gallons of heating oil, representing approximately 3% of Meadowbank's expected 2013 diesel fuel exposure. The contracts that expired in 2012 did not qualify for hedge accounting and the related realized loss of $1.5 million was recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss). The contracts expiring in 2013 qualify for hedge accounting and the related $0.1 million market-to-market gain as at December 31, 2012 was recognized in the accumulated other comprehensive loss ("AOCI") line item on the consolidated balance sheets. The Company was not a party to any similar heating oil derivative financial instruments in 2011. Amounts deferred in AOCI are reclassified to the production costs line item on the consolidated statements of income (loss) and comprehensive income (loss), as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

  The following table details the changes in the AOCI balances recorded in the consolidated financial statements pertaining to the foreign exchange and commodity hedging activities. The fair values, based on calculated mark-to-market valuations, of recorded derivative related assets and liabilities and their corresponding entries to AOCI reflect the netting of the fair values of individual derivative financial instruments.

	2012	2011

AOCI, beginning of year	$(4,404)	$–

(Gain) loss reclassified from AOCI into production cost	(2,758)	1,459

Loss recognized in OCI – heating oil derivative financial instruments	(117)	–

Gain (loss) recognized in OCI – foreign exchange and other derivative financial instruments	7,019	(5,863)

AOCI, end of year	$(260)	$(4,404)

  As at December 31, 2012 and 2011, there were no metal derivative positions. The Company may from time to time utilize short-term (including intra-quarter) financial instruments as part of its strategy to minimize risks and optimize returns on its byproduct metal sales.

  Other required derivative disclosures can be found in note 7(d), accumulated other comprehensive loss.

  The following table provides a summary of the amounts recognized in the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss):

	Years Ended December 31,

	2012	2011	2010

Premiums realized on written foreign exchange call options	$1,505	$4,995	$4,845

Realized gain on foreign exchange extendible flat forward	–	–	1,797

Realized loss on foreign exchange forwards	–	(1,407)	–

Realized gain on foreign exchange collar	–	–	711

Mark-to-market gain on foreign exchange extendible flat forward(i)	–	–	142

Realized gain on zinc derivative financial instruments	430	3,419	3,733

Realized gain (loss) on copper derivative financial instruments	63	79	(558)

Realized loss on silver derivative financial instruments	–	(3,403)	(3,058)

Mark-to-market loss on warrants(i)	(1,294)	–	–

Realized loss on heating oil derivative financial instruments	(1,523)	–	–

(Loss) gain on derivative financial instruments	$(819)	$3,683	$7,612

  Note:

  (i)
  Mark-to-market gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss) and through the other line item of the consolidated statements of cash flow.

  Agnico-Eagle's exposure to interest rate risk at December 31, 2012 relates to its cash and cash equivalents, short-term investments and restricted cash totalling $332.0 million (2011 – $221.5 million) and the Credit Facility. The Company's short-term investments and cash equivalents have a fixed weighted average interest rate of 0.47% (2011 – 0.61%).

  The fair values of Agnico-Eagle's current financial assets and liabilities approximate their carrying values as at December 31, 2012.

GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2012
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

16. GENERAL AND ADMINISTRATIVE

  As a result of a kitchen fire at the Meadowbank mine in March 2011, the Company recognized a loss on disposal of the kitchen of $6.9 million, incurred related costs of $7.4 million and recognized an insurance receivable of $11.2 million. The difference of $3.1 million was recognized in the general and administrative line item of the consolidated statements of income (loss) and comprehensive income (loss) in the first quarter of 2011.

  During the subsequent months of 2011, the Company received $2.4 million of insurance proceeds and had a remaining insurance receivable of $8.8 million recorded in the other current assets line item of the consolidated balance sheets as at December 31, 2011. During the year ended December 31, 2012, the Company received $2.2 million of insurance proceeds and had a remaining insurance receivable of $6.6 million as at December 31, 2012.

LOSS ON GOLDEX MINE	12 Months Ended
Dec. 31, 2012
LOSS ON GOLDEX MINE
LOSS ON GOLDEX MINE

17. LOSS ON GOLDEX MINE

  On October 19, 2011, the Company announced that it was suspending mining operations and gold production at the Goldex mine in Quebec, Canada, effective immediately. This decision followed the receipt of an opinion from a second rock mechanics consulting firm which recommended that underground mining operations be halted. It appeared that a weak volcanic rock unit in the hanging wall above the Goldex Extension Zone ("GEZ") of the Goldex mine deposit had failed. This rock failure was thought to extend between the top of the deposit and surface. As a result, this structure allowed an increase in ground water to flow into the mine.

  As at September 30, 2011, Agnico-Eagle had written off its investment in the Goldex mine (net of expected residual value), written off the underground ore stockpile and recorded a provision for the anticipated costs of environmental remediation. Given the amount of uncertainty in estimating the fair value of the Goldex mine property, plant, and mine development, the Company determined that the fair value was equal to the residual value. All of the remaining 1.6 million ounces of proven and probable gold reserves at the Goldex mine, other than the ore stockpiled on surface, were reclassified as mineral resources effective September 30, 2011. The Goldex mine is part of the Canada segment as detailed in note 19.

  The mill processed feed from the remaining surface stockpile at the Goldex mine in October 2011.

Impairment loss on Goldex mine property, plant, and mine development	$237,110

Loss on underground ore stockpile	16,641

Supplies inventory obsolescence provision	1,915

Increase in environmental remediation liability	47,227

Loss on Goldex mine (before income and mining taxes) for the year ended December 31, 2011	$302,893

  The environmental remediation liability for the anticipated costs of remediation associated with the suspension of operations at the Goldex mine has required management to make estimates and judgments that affect the reported amount. In making judgments in accordance with US GAAP, the Company uses estimates based on historical experience and various assumptions that are considered reasonable in the circumstances. Actual results may differ from these estimates.

  In July 2012, the Company's Board approved the development of the M and E Zones at the Goldex mine. The operations in the GEZ remain suspended indefinitely.

IMPAIRMENT LOSS ON MEADOWBANK MINE	12 Months Ended
Dec. 31, 2012
IMPAIRMENT LOSS ON MEADOWBANK MINE
IMPAIRMENT LOSS ON MEADOWBANK MINE

18. IMPAIRMENT LOSS ON MEADOWBANK MINE

  For the year ended December 31, 2011, the Company performed a full review of the Meadowbank mine operations and updated the related life of mine plan. This review considered the exploration potential of the area, the mineral reserves and resources, the projected operating costs in light of the persistently high operating costs experienced since commencement of commercial operations, metallurgical performance and gold price. These served as inputs into pit optimizations to determine which reserves and resources could be economically mined and be considered as mineable mineral reserves. As a result of these factors, an updated mine plan with a shorter mine life was developed and cash flows calculated, resulting in an impairment charge to the Meadowbank mine carrying value of $907.7 million for the year ended December 31, 2011. The Meadowbank mine had a property, plant and mine development book value of approximately $1.7 billion prior to recording this impairment charge.

  Net estimated future cash flows from the Meadowbank mine were calculated as at December 31, 2011, on an undiscounted basis, based on best estimates of future gold production, which were based on long-term gold prices from $1,250 to $1,553 per ounce (in real terms), foreign exchange rates from US$0.92:C$1.00 to US$0.97:C$1.00, increased cost estimates based on revised operating levels, average gold recovery of 92.9% and expected continuation of operations to 2017, including the processing of stockpiled ore. Future expected operating costs, capital expenditures, and asset retirement obligations were based on the updated life of mine plan. The fair value was calculated by discounting the estimated future net cash flows using a 5% interest rate (in real terms), commensurate with the estimated level of risk. Management's estimate of future cash flows is subject to risk and uncertainties. Therefore, it is reasonably possible that changes could occur which may affect the recoverability of the Company's long-lived assets and may have a material effect on the Company's consolidated financial statements. The Meadowbank mine is a part of the Canada segment as detailed in note 19.

SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION
SEGMENTED INFORMATION

19. SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and that represent more than 10% of the combined revenue, profit or loss or total assets of all operating segments. The following are the reportable segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional office
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Europe:	Kittila mine
Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and the Latin America Exploration office

  The accounting policies of the reportable segments are the same as those described in the accounting policies note. There are no transactions between the reportable segments affecting revenue. Production costs for the reportable segments are net of intercompany transactions. Of the $229.3 million of goodwill reflected on the consolidated balance sheets at December 31, 2012, $200.1 million relates to the Meliadine project which is a component of the Canada segment and $29.2 million relates to the La India project which is a component of the Latin America segment.

  Corporate head office assets are included in the Canada segment and specific corporate income and expense items are noted separately below.

  The Meadowbank mine achieved commercial production on March 1, 2010. The Creston Mascota deposit at Pinos Altos achieved commercial production on March 1, 2011. The LaRonde mine extension achieved commercial production on December 1, 2011.

Year ended December 31, 2012:	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Segment Income (Loss)

Canada	$1,182,621	$(646,733)	$(37,627)	$(204,243)	$(6,294)	$287,724

Latin America	450,664	(152,942)	–	(37,527)	3,305	263,500

Europe	284,429	(98,037)	–	(30,091)	(18,726)	137,575

Exploration	–	–	(71,873)	–	5,395	(66,478)

	$1,917,714	$(897,712)	$(109,500)	$(271,861)	$(16,320)	$622,321

Segment income						$622,321

Corporate and other:

Interest and sundry expense						(2,389)

Gain on sale of available-for-sale securities						9,733

Loss on derivative financial instruments						(819)

General and administrative						(119,085)

Impairment loss on available-for-sale securities						(12,732)

Provincial capital tax						(4,001)

Interest expense						(57,887)

Income before income and mining taxes						$435,141

Year ended December 31, 2011:	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Loss on Goldex Mine	Impairment Loss on Meadowbank Mine	Segment (Loss) Income

Canada	$1,217,858	$(619,987)	$–	$(198,219)	$(2,825)	$(302,893)	$(907,681)	$(813,747)

Latin America	378,329	(145,614)	–	(36,988)	4,955	–	–	200,682

Europe	225,612	(110,477)	–	(26,574)	(1,063)	–	–	87,498

Exploration	–	–	(75,721)	–	15	–	–	(75,706)

	$1,821,799	$(876,078)	$(75,721)	$(261,781)	$1,082	$(302,893)	$(907,681)	$(601,273)

Segment loss								$(601,273)

Corporate and other:

Interest and sundry expense								(5,188)

Gain on sale of available-for-sale securities								4,907

Impairment loss on available-for-sale securities								(8,569)

Gain on derivative financial instruments								3,683

General and administrative								(107,926)

Provincial capital tax								(9,223)

Interest expense								(55,039)

Loss before income and mining taxes								$(778,628)

Year ended December 31, 2010:	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Segment Income (Loss)

Canada	$1,086,744	$(499,621)	$–	$(140,024)	$(22,815)	$424,284

Latin America	175,637	(90,116)	–	(21,134)	2,126	66,513

Europe	160,140	(87,735)	–	(31,231)	2,780	43,954

Exploration	–	–	(54,958)	(97)	(1,627)	(56,682)

	$1,422,521	$(677,472)	$(54,958)	$(192,486)	$(19,536)	$478,069

Segment income						$478,069

Corporate and other:

Interest and sundry income						10,254

Gain on acquisition of Comaplex Minerals Corp., net of transaction costs						57,526

Gain on sale of available-for-sale securities						19,487

Gain on derivative financial instruments						7,612

General and administrative						(94,327)

Provincial capital tax						6,075

Interest expense						(49,493)

Income before income and mining taxes						$435,203

	Total Assets as at December 31,

	2012	2011

Canada	$3,279,881	$3,205,158

Latin America	1,069,379	1,020,078

Europe	846,941	771,714

Exploration	59,641	37,312

	$5,255,842	$5,034,262

	Capital Expenditures Years Ended December 31,

	2012	2011	2010

Canada	$316,234	$347,790	$335,198

Latin America	69,225	39,966	104,475

Europe	60,036	86,514	71,968

Exploration	55	8,561	–

	$445,550	$482,831	$511,641

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

  On March 19, 2013, the Company entered into a subscription agreement for 9,600,000 units of ATAC Resources Ltd. ("ATC") at a private placement price of C$1.35 per unit for total consideration of C$13.0 million. Each unit is comprised of one common share of ATC and one-half of one common share purchase warrant, representing 8.48% of the issued and outstanding common shares of ATC. Each whole common share purchase warrant entitles the holder to acquire one common share of ATC at a price of C$2.10 for a period of 18 months from the March 22, 2013 closing date. If the closing price of ATC's common shares exceeds C$3.00 for a period of ten consecutive trading days subsequent to the expiry of the applicable four month hold period, ATC may provide notice that the common share purchase warrants will expire 30 days from the date of such notice.

SECURITIES CLASS ACTION LAWSUITS	12 Months Ended
Dec. 31, 2012
SECURITIES CLASS ACTION LAWSUITS
SECURITIES CLASS ACTION LAWSUITS

21. SECURITIES CLASS ACTION LAWSUITS

  On November 7, 2011 and November 22, 2011, the Company and certain current and former officers who also are, or were, directors were named as defendants in two putative class action lawsuits, styled Jerome Stone v. Agnico-Eagle Mines Ltd., et al., and Chris Hastings v. Agnico-Eagle Mines Limited, et al., respectively, which were filed in the United States District Court for the Southern District of New York. On February 6, 2012, the court entered an order consolidating the actions under the caption In re Agnico-Eagle Mines Ltd. Securities Litigation and appointed a lead plaintiff (not one of the plaintiffs who filed the original complaints). On April 6, 2012, the lead plaintiff served its Consolidated Complaint (the "Complaint"). The Complaint names the Company, its current Chief Executive Officer and its former President and Chief Operating Officer as defendants and purports to be brought on behalf of all persons and entities who purchased or otherwise acquired the Company's publicly traded securities in the United States or on a U.S. exchange during the period July 28, 2010 through October 19, 2011 (the "Class Period"). The Complaint alleges, among other things, that defendants violated U.S. securities laws by misrepresenting the Company's gold reserves and the status, ability to operate and projected production of its Goldex mine. The Complaint seeks, among other things, (i) a determination that the action is a proper class action and (ii) an award of unspecified damages, attorneys' fees and expenses. On June 6, 2012, the Company and the other defendants filed a motion, pursuant to the Private Securities Litigation Reform Act and Rules 9(b) and 12(b)(6) of the Federal Rules of Civil Procedure, to dismiss the Consolidated Complaint, for failure to state a claim upon which relief could be granted. On January 14, 2013, Judge Oetken granted the Company's motion to dismiss the Complaint and all claims therein and denied the plaintiffs' request for leave to amend the Complaint. On February 12, 2013, the plaintiffs filed a Notice of Appeal to the United States Court of Appeals for the Second Circuit. No date has been set for the appeal.

  On March 8, 2012 and April 10, 2012, a Notice of Action and Statement of Claim (collectively, the "Ontario Claim") were issued by William Leslie, AFA Livforsakringsaktiebolag and certain other entities against the Company and certain of its current and former officers and directors. On September 27, 2012, the plaintiffs issued a Fresh as Amended Statement of Claim. The Fresh as Amended Statement of Claim alleges that the Company's public disclosure concerning water flow issues at its Goldex mine was misleading. The Ontario Claim was issued by the plaintiffs on behalf of all persons and entities who acquired securities of the Company during the period March 26, 2010 to October 19, 2011, excluding persons resident or domiciled in the Province of Quebec at the time they purchased or acquired such securities. The plaintiffs seek, among other things, damages of C$250.0 million and to certify the Ontario Claim as a class action. The plaintiffs have brought motions for leave to commence an action under s. 138 of the Securities Act (Ontario) and to certify the action as a class action, which are scheduled to be argued April 16, 2013 to April 19, 2013. The Company intends to vigorously contest the motions and defend the Ontario Claim.

  On April 12, 2012, two senior officers of the Company were served with a Motion for Leave to Institute a Class Action and for the Appointment of a Representative Plaintiff (the "Quebec Motion"). The action is on behalf of all persons and entities residing or domiciled in Quebec who acquired securities of the Company between March 26, 2010 and October 19, 2011. The proposed class action is for damages of C$100.0 million arising as a result of allegedly misleading disclosure by the Company concerning its operations at the Goldex mine. On October 15, 2012, the plaintiffs served an amended Quebec Motion seeking leave to commence an action under the Securities Act (Quebec) in addition to seeking authorization to institute a class action. No date has been set for the hearing to argue the Quebec Motion. The Company intends to vigorously contest the Quebec Motion and defend the claim.

TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS
Revenues from mining operations
	Years Ended December 31,

	2012	2011	2010

Revenues from mining operations:

Gold	$1,712,665	$1,563,760	$1,216,249

Silver	140,221	171,725	104,544

Zinc	45,797	70,522	77,544

Copper	19,019	14,451	22,219

Lead	12	1,341	1,965

	$1,917,714	$1,821,799	$1,422,521

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ASSETS
Schedule of other current assets
	As at December 31,

	2012	2011

Federal, provincial and other sales taxes receivable	$36,400	$51,603

Prepaid expenses	36,119	25,540

Meadowbank insurance receivable	6,553	8,765

Prepaid royalty(i)	–	7,684

Employee loans receivable	1,800	5,567

Retirement compensation arrangement plan refundable tax receivable	4,044	–

Other	8,061	11,210

	$92,977	$110,369

  Note:

  (i)
  The prepaid royalty relates to the Pinos Altos mine in Mexico.

Schedule of available-for-sale securities
	As at December 31,

	2012	2011

Available-for-sale securities in an unrealized gain position:

Cost (net of impairments)	$ 4,352	$127,344

Unrealized gains in accumulated other comprehensive loss	1,902	16,408

Estimated fair value	6,254	143,752

Available-for-sale securities in an unrealized loss position:

Cost (net of impairments)	48,047	1,717

Unrealized losses in accumulated other comprehensive loss	(9,582)	(58)

Estimated fair value	38,465	1,659

Total estimated fair value of available-for-sale securities	$44,719	$145,411

Schedule of other non-current assets
	As at December 31,

	2012	2011

Deferred financing costs, less accumulated amortization of $8,888 (2011 – $5,809)	$15,836	$15,777

Long-term ore in stockpile(i)	32,711	64,392

Other	7,291	7,879

	$55,838	$88,048

  Note:

  (i)
  Due to the ore body structures at the Pinos Altos, Kittila and Meadowbank mines, a significant amount of drilling and blasting was undertaken early in their mine lives, resulting in long-term ore stockpiles. At December 31, 2012, long-term ore stockpiles were valued at $14.8 million (2011 – $7.1 million) at the Pinos Altos mine (including the Creston Mascota deposit at Pinos Altos), $7.7 million (2011 – $8.0 million) at the Kittila mine and $10.2 million (2011 – $49.3 million) at the Meadowbank mine.

PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development

	As at December 31, 2012			As at December 31, 2011

	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value

Mining properties	$1,356,227	$ 86,839	$1,269,388	$1,228,523	$111,567	$1,116,956

Plant and equipment	2,538,328	617,826	1,920,502	2,467,300	437,706	2,029,594

Mine development costs	918,482	237,967	680,515	869,746	190,399	679,347

Construction in progress:

Meliadine project	133,840	–	133,840	69,458	–	69,458

La India project	32,553	–	32,553	–	–	–

Goldex mine M and E Zones	30,658	–	30,658	–	–	–

	$5,010,088	$942,632	$4,067,456	$4,635,027	$739,672	$3,895,355

Schedule of property, plant and equipment, geographical information
	As at December 31,

	2012	2011

Canada	$2,543,171	$2,433,527

Latin America	809,556	776,892

Europe	704,031	674,258

United States	10,698	10,678

Total	$4,067,456	$3,895,355

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value within the fair value hierarchy

  The following table details the Company's financial assets and liabilities measured at fair value as at December 31, 2012 within the fair value hierarchy:

	Total	Level 1	Level 2	Level 3

Financial assets:

Available-for-sale securities(i)	$44,719	$44,719	$–	$–

Trade receivables(ii)	67,750	–	67,750	–

Fair value of derivative financial instruments(iii)	2,112	–	2,112	–

	$114,581	$44,719	$69,862	$–

Financial liabilities:

Fair value of derivative financial instruments(iii)	$277	$–	$277	$–

  Notes:

  (i)
  Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

  (ii)
  Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

  (iii)
  Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
2010 Notes
LONG-TERM DEBT
Individual series of issued Notes

  The following are the individual series' of the 2010 Notes:

	Principal	Interest Rate	Maturity Date

Series A	$115,000	6.13%	7/4/2017

Series B	360,000	6.67%	7/4/2020

Series C	125,000	6.77%	7/4/2022

	$600,000

2012 Notes
LONG-TERM DEBT
Individual series of issued Notes	The following are the individual series' of the 2012 Notes:

	Principal	Interest Rate	Maturity Date

Series A	$100,000	4.87%	7/23/2022

Series B	100,000	5.02%	7/23/2024

	$200,000

RECLAMATION PROVISION AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
RECLAMATION PROVISION AND OTHER LIABILITIES
Schedule of reclamation provision and other liabilities

	As at December 31,

	2012	2011

Reclamation provision (note 6(a))	$101,753	$105,443

Long-term portion of capital lease obligations (note 13(a))	12,108	26,184

Pension benefits (note 6(b))	13,734	13,991

Other	140	370

Total	$127,735	$145,988

Reconciliation of the beginning and ending carrying amounts of the Company's asset retirement obligations

	2012	2011

Asset retirement obligations, beginning of year	$86,386	$91,641

Current year additions and changes in estimate, net	1,495	(8,398)

Current year accretion	5,068	4,953

Liabilities settled	(254)	–

Foreign exchange revaluation	1,655	(1,810)

Reclassification from long-term to current	(4,630)	–

Asset retirement obligations – long-term, end of year	$89,720	$86,386

Components of net pension plan expense

	Years Ended December 31,

	2012	2011	2010

Service cost – benefits earned during the year	$650	$996	$981

Interest cost on projected benefit obligation	489	663	613

Amortization of net transition asset	169	171	164

Prior service cost	26	26	25

Loss due to settlement	2,921	–	–

Recognized net actuarial loss	340	245	–

Net pension benefits expense	$4,595	$2,101	$1,783

Schedule of funded status of Executives plan

	2012	2011

Reconciliation of the market value of plan assets:

Fair value of plan assets, beginning of year	$2,952	$2,443

Agnico-Eagle's contribution	839	1,156

Benefit payments	(520)	(578)

Settlements	(961)	–

Effect of exchange rate changes	63	(69)

Fair value of plan assets, end of year	2,373	2,952

Reconciliation of projected benefit obligation:

Projected benefit obligation, beginning of year	14,370	12,041

Service cost	650	996

Interest cost	489	663

Net actuarial loss	675	1,704

Benefit payments	(520)	(696)

Settlements	(5,148)	–

Effect of exchange rate changes	302	(338)

Projected benefit obligation, end of year	10,818	14,370

Deficiency of plan assets compared with projected benefit obligation	$(8,445)	$(11,418)

Net pension amount recognized in the consolidated balance sheet and valuation assumptions

	As at December 31,

	2012	2011

Accrued employee benefit liability	$5,008	$7,292

Accumulated other comprehensive loss:

Transition obligation	341	500

Prior service cost	52	76

Net actuarial loss	3,044	3,550

Net liability	$8,445	$11,418

Assumptions:

Weighted average discount rate – net periodic pension cost	4.45%	5.20%

Weighted average discount rate – projected benefit obligation	4.00%	4.45%

Weighted average rate of compensation increase	3.00%	3.00%

Estimated average remaining service life for the plan (in years)(i)	6.0	3.0

  Note:

  (i)
  Estimated average remaining service life for the Executives Plan was developed for individual senior officers.

Components expected to be recognized in accumulated other comprehensive loss	Executives Plan components expected to be recognized in accumulated other comprehensive loss in 2013:
Transition obligation	$170

Prior service cost	26

Net actuarial loss	327

$523

Estimated benefit payments from Executives plan
Years ended December 31,:	Estimated Executives Plan Benefit Payments

2013	$117

2014	$116

2015	$115

2016	$114

2017	$113

2018 – 2022	$3,591

Goldex mine
Environmental remediation liability
Reconciliation of the beginning and ending carrying amounts of the environmental remediation liability

	2012	2011

Environmental remediation liability – long-term, beginning of year	$19,057	$–

Environmental remediation liability – current, beginning of year	26,069	–

Current year change in estimate	(36)	51,736

Liabilities settled	(21,450)	(7,616)

Foreign exchange revaluation	579	1,006

Reclassification from long-term to current	(12,186)	(26,069)

Environmental remediation liability – long-term, end of year	$12,033	$19,057

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
Components of accumulated other comprehensive loss, net of related tax effects

	As at December 31,

	2012	2011

Cumulative translation adjustment	$(16,206)	$(16,206)

Unrealized net (loss) gain on available-for-sale securities	(7,680)	16,350

Unrealized loss on derivative financial instruments	(260)	(4,404)

Unrealized loss on pension benefits liability	(4,071)	(5,219)

Tax effect of unrealized loss on derivative financial instruments	397	1,491

Tax effect of unrealized loss on pension benefits liability	509	882

Accumulated other comprehensive loss	$(27,311)	$(7,106)

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income (loss) per share

	Years Ended December 31,

	2012	2011	2010

Weighted average number of common shares outstanding – basic	171,250,179	169,352,896	162,342,686

Add: Dilutive impact of employee stock options	–	–	1,192,530

Dilutive impact of warrants	–	–	2,263,902

Dilutive impact of shares related to RSU plan	235,436	–	43,141

Weighted average number of common shares outstanding – diluted	171,485,615	169,352,896	165,842,259

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION
Stock option activity

	2012		2011		2010

	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price

Outstanding, beginning of year	8,959,051	C$62.88	6,762,704	C$56.94	5,707,940	C$53.85

Granted	3,257,000	36.99	2,630,785	76.12	2,926,080	57.55

Exercised	(416,275)	43.51	(308,688)	43.62	(1,627,766)	47.02

Forfeited	(731,000)	59.72	(125,750)	67.47	(243,550)	58.03

Expired	(481,650)	47.49	–	–	–	–

Outstanding, end of year	10,587,126	C$56.60	8,959,051	C$62.88	6,762,704	C$56.94

Options exercisable at end of year	6,510,464		5,178,172		2,972,857

Activity of nonvested stock options

	2012

	Number of Stock Options		Weighted Average Grant Date Fair Value

Nonvested, beginning of year	3,780,879	C$	17.79

Granted	3,257,000		8.29

Vested	(2,625,467)		15.63

Forfeited (nonvested)	(335,750)		12.50

Nonvested, end of year	4,076,662	C$	13.33

Options outstanding and exercisable by exercise price ranges

  The following table summarizes information about Agnico-Eagle's stock options outstanding and exercisable at December 31, 2012:

	Stock Options Outstanding			Stock Options Exercisable

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

C$33.26 – C$59.71	6,378,941	2.50 years	C$47.45	3,485,921	C$52.68

C$60.72 – C$83.08	4,208,185	2.14 years	70.46	3,024,543	68.18

C$33.26 – C$83.08	10,587,126	2.36 years	C$56.60	6,510,464	C$59.88

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	2012	2011	2010

Risk-free interest rate	1.26%	1.95%	1.86%

Expected life of stock options (in years)	2.8	2.5	2.5

Expected volatility of Agnico-Eagle's share price	37.5%	34.70%	43.80%

Expected dividend yield	2.14%	0.89%	0.42%

INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME AND MINING TAXES
Income and mining taxes expense (recovery) as per geographic components

	Years Ended December 31,

	2012	2011	2010

Current income and mining taxes:

Canada	$8,750	$62,382	$34,217

Mexico	33,531	3,496	1,942

Finland	9,799	222	–

	52,080	66,100	36,159

Deferred income and mining taxes:

Canada	26,041	(341,038)	47,083

Mexico	25,284	54,996	18,759

Finland	20,820	10,269	1,086

	72,145	(275,773)	66,928

Income and mining taxes	$124,225	$(209,673)	$103,087

Reconciliation of income tax rates

	2012	2011	2010

Combined federal and composite provincial tax rates	26.3%	27.8%	29.6%

Increase (decrease) in tax rates resulting from:

Provincial mining duties	3.6	5.9	6.8

Tax law changes	–	(2.7)	(5.1)

Impact of foreign tax rates	(1.5)	(0.2)	(0.5)

Permanent differences	1.0	(1.6)	(4.2)

Valuation allowances	1.2	(0.3)	(0.2)

Impact of changes in income tax rates	(2.1)	(2.0)	(2.7)

Actual rate as a percentage of pre-tax income	28.5%	26.9%	23.7%

Future income and mining tax liabilities

	Liabilities (Assets) as at December 31,

	2012	2011

Mining properties	$761,508	$704,379

Net operating and capital loss carryforwards	(102,005)	(104,332)

Mining duties	(36,158)	(88,670)

Reclamation provisions	(42,688)	(51,926)

Valuation allowance	30,570	39,121

Deferred income and mining tax liabilities	$611,227	$498,572

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2012	2011	2010

Unrecognized tax benefits, beginning of year	$1,200	$1,630	$5,608

Additions (reductions)	9,667	(430)	(3,978)

Unrecognized tax benefit, end of year	$10,867	$1,200	$1,630

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Grayd
Business acquisition details
Allocation of the purchase price to the fair values of assets acquired

Total purchase price:

Cash paid for acquisition	$165,954

Agnico-Eagle common shares issued for acquisition	56,146

Total purchase price to allocate	$222,100

Fair value of assets acquired and liabilities assumed:

Mining properties	$282,000

Goodwill	29,215

Cash and cash equivalents	2,907

Trade receivables	469

Other current assets	1,700

Equipment	56

Accounts payable and accrued liabilities	(9,767)

Deferred tax liability	(72,229)

Non-controlling interest	(12,251)

Net assets acquired	$222,100

Pro forma results of operations
	Years Ended December 31,

	2011	2010

	Unaudited
Pro forma net income (loss) attributed to common shareholders	$(582,762)	$324,708

Pro forma net income (loss) per share – basic	$(3.42)	$1.98

Meliadine Mine Project
Business acquisition details
Allocation of the purchase price to the fair values of assets acquired

Total purchase price:

Comaplex shares previously purchased	$88,683

Agnico-Eagle common shares issued for acquisition	578,955

Total purchase price to allocate	$667,638

Fair value of assets acquired and liabilities assumed:

Property	$642,610

Goodwill	200,064

Supplies	542

Equipment	2,381

Asset retirement obligation	(3,400)

Deferred tax liability	(174,559)

Net assets acquired	$667,638

Pro forma results of operations
	Years Ended December 31,

	2010	2009

	Unaudited
Pro forma net income attributed to common shareholders	$331,516	$85,371

Pro forma net income per share – basic	$2.04	$0.55

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	As at December 31,

	2012	2011

Trade payables	$89,289	$104,699

Wages payable	35,752	27,247

Accrued liabilities	27,372	47,462

Goldex mine government grant	–	1,452

Other liabilities	32,916	22,687

	$185,329	$203,547

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Summary of purchase commitments related to the Kittila Mine for oxygen and electricity supplies

  The Company had the following purchase commitments as at December 31, 2012:

Years ended December 31,:	Purchase Commitments

2013	$12,258

2014	12,428

2015	7,080

2016	5,071

2017	4,466

Thereafter	22,274

Total	$63,577

LEASES (Tables)	12 Months Ended
Dec. 31, 2012
LEASES
Schedule of future minimum lease payments under capital leases

  The following is a schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as at December 31, 2012:

Years ended December 31,:	Minimum Capital Lease Payments

2013	$14,052

2014	8,970

2015	3,646

2016	–

2017	–

Thereafter	–

Total minimum lease payments	26,668

Less amount representing interest	1,605

Present value of net minimum lease payments	$25,063

Summary of information related to capital lease obligations

	As at December 31,

	2012	2011

Total future lease payments	$26,668	$40,630

Less: interest	1,605	3,378

	25,063	37,252

Less: current portion	12,955	11,068

Long-term portion of capital lease obligations	$12,108	$26,184

Schedule of future minimum lease payments under operating leases

  Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms in excess of one year as at December 31, 2012 are as follows:

Years ended December 31,:	Minimum Operating Lease Payments

2013	$1,434

2014	1,013

2015	837

2016	822

2017	813

Thereafter	3,473

Total	$8,392

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS
Changes in AOCL balances pertaining to foreign exchange and commodity hedging activities

	2012	2011

AOCI, beginning of year	$(4,404)	$–

(Gain) loss reclassified from AOCI into production cost	(2,758)	1,459

Loss recognized in OCI – heating oil derivative financial instruments	(117)	–

Gain (loss) recognized in OCI – foreign exchange and other derivative financial instruments	7,019	(5,863)

AOCI, end of year	$(260)	$(4,404)

Summary of the amounts recognized in the loss (gain) on derivative financial instruments" line item of the consolidated statements of income (loss) and comprehensive income (loss)

	Years Ended December 31,

	2012	2011	2010

Premiums realized on written foreign exchange call options	$1,505	$4,995	$4,845

Realized gain on foreign exchange extendible flat forward	–	–	1,797

Realized loss on foreign exchange forwards	–	(1,407)	–

Realized gain on foreign exchange collar	–	–	711

Mark-to-market gain on foreign exchange extendible flat forward(i)	–	–	142

Realized gain on zinc derivative financial instruments	430	3,419	3,733

Realized gain (loss) on copper derivative financial instruments	63	79	(558)

Realized loss on silver derivative financial instruments	–	(3,403)	(3,058)

Mark-to-market loss on warrants(i)	(1,294)	–	–

Realized loss on heating oil derivative financial instruments	(1,523)	–	–

(Loss) gain on derivative financial instruments	$(819)	$3,683	$7,612

  Note:

  (i)
  Mark-to-market gains and losses on financial instruments that did not qualify for hedge accounting are recognized through the loss (gain) on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss) and through the other line item of the consolidated statements of cash flow.

LOSS ON GOLDEX MINE (Tables)	12 Months Ended
Dec. 31, 2012
LOSS ON GOLDEX MINE
Schedule of loss on Goldex Mine

Impairment loss on Goldex mine property, plant, and mine development	$237,110

Loss on underground ore stockpile	16,641

Supplies inventory obsolescence provision	1,915

Increase in environmental remediation liability	47,227

Loss on Goldex mine (before income and mining taxes) for the year ended December 31, 2011	$302,893

SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTED INFORMATION
Segment reporting information

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional office
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Europe:	Kittila mine
Exploration:	United States Exploration office, Europe Exploration office, Canada Exploration offices and the Latin America Exploration office

Segment assets by geographical area

Year ended December 31, 2012:	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Segment Income (Loss)

Canada	$1,182,621	$(646,733)	$(37,627)	$(204,243)	$(6,294)	$287,724

Latin America	450,664	(152,942)	–	(37,527)	3,305	263,500

Europe	284,429	(98,037)	–	(30,091)	(18,726)	137,575

Exploration	–	–	(71,873)	–	5,395	(66,478)

	$1,917,714	$(897,712)	$(109,500)	$(271,861)	$(16,320)	$622,321

Segment income						$622,321

Corporate and other:

Interest and sundry expense						(2,389)

Gain on sale of available-for-sale securities						9,733

Loss on derivative financial instruments						(819)

General and administrative						(119,085)

Impairment loss on available-for-sale securities						(12,732)

Provincial capital tax						(4,001)

Interest expense						(57,887)

Income before income and mining taxes						$435,141

Year ended December 31, 2011:	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Loss on Goldex Mine	Impairment Loss on Meadowbank Mine	Segment (Loss) Income

Canada	$1,217,858	$(619,987)	$–	$(198,219)	$(2,825)	$(302,893)	$(907,681)	$(813,747)

Latin America	378,329	(145,614)	–	(36,988)	4,955	–	–	200,682

Europe	225,612	(110,477)	–	(26,574)	(1,063)	–	–	87,498

Exploration	–	–	(75,721)	–	15	–	–	(75,706)

	$1,821,799	$(876,078)	$(75,721)	$(261,781)	$1,082	$(302,893)	$(907,681)	$(601,273)

Segment loss								$(601,273)

Corporate and other:

Interest and sundry expense								(5,188)

Gain on sale of available-for-sale securities								4,907

Impairment loss on available-for-sale securities								(8,569)

Gain on derivative financial instruments								3,683

General and administrative								(107,926)

Provincial capital tax								(9,223)

Interest expense								(55,039)

Loss before income and mining taxes								$(778,628)

Year ended December 31, 2010:	Revenues from Mining Operations	Production Costs	Exploration and Corporate Development	Amortization of Property, Plant and Mine Development	Foreign Currency Translation (Loss) Gain	Segment Income (Loss)

Canada	$1,086,744	$(499,621)	$–	$(140,024)	$(22,815)	$424,284

Latin America	175,637	(90,116)	–	(21,134)	2,126	66,513

Europe	160,140	(87,735)	–	(31,231)	2,780	43,954

Exploration	–	–	(54,958)	(97)	(1,627)	(56,682)

	$1,422,521	$(677,472)	$(54,958)	$(192,486)	$(19,536)	$478,069

Segment income						$478,069

Corporate and other:

Interest and sundry income						10,254

Gain on acquisition of Comaplex Minerals Corp., net of transaction costs						57,526

Gain on sale of available-for-sale securities						19,487

Gain on derivative financial instruments						7,612

General and administrative						(94,327)

Provincial capital tax						6,075

Interest expense						(49,493)

Income before income and mining taxes						$435,203

	Total Assets as at December 31,

	2012	2011

Canada	$3,279,881	$3,205,158

Latin America	1,069,379	1,020,078

Europe	846,941	771,714

Exploration	59,641	37,312

	$5,255,842	$5,034,262

Schedule of capital expenditures

	Capital Expenditures Years Ended December 31,

	2012	2011	2010

Canada	$316,234	$347,790	$335,198

Latin America	69,225	39,966	104,475

Europe	60,036	86,514	71,968

Exploration	55	8,561	–

	$445,550	$482,831	$511,641

TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Information
Revenue from mining operation	$ 1,917,714	$ 1,821,799	$ 1,422,521
Gold
Product Information
Revenue from mining operation	1,712,665	1,563,760	1,216,249
Silver
Product Information
Revenue from mining operation	140,221	171,725	104,544
Gold & Silver
Product Information
Percentage of revenue from precious metal to total revenue from mining operations	97.00%	95.00%	93.00%
Zinc
Product Information
Revenue from mining operation	45,797	70,522	77,544
Percentage of revenue from byproduct metals to total revenue from mining operations	2.00%	4.00%	5.00%
Copper
Product Information
Revenue from mining operation	19,019	14,451	22,219
Percentage of revenue from byproduct metals to total revenue from mining operations	1.00%	1.00%	2.00%
Lead
Product Information
Revenue from mining operation	$ 12	$ 1,341	$ 1,965

OTHER ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other current assets
Federal, provincial and other sales taxes receivable	$ 36,400,000	$ 51,603,000
Prepaid expenses	36,119,000	25,540,000
Meadowbank insurance receivable	6,553,000	8,765,000
Prepaid royalty		7,684,000
Employee loans receivable	1,800,000	5,567,000
Retirement compensation arrangement plan refundable tax receivable	4,044,000
Other	8,061,000	11,210,000
Other current assets, total	92,977,000	110,369,000
Schedule of Available-for-sale Securities
Proceeds from available-for-sale securities	73,400,000	9,400,000	36,600,000
Gain on sale of available-for-sale securities	9,700,000	4,900,000	19,500,000
Estimated fair value	44,719,000	145,411,000
Long-term ore in stockpile	32,711,000	64,392,000
Other assets
Deferred financing costs, less accumulated amortization	15,836,000	15,777,000
Accumulated amortization of non-current deferred financing costs	8,888,000	5,809,000
Long-term ore in stockpile	32,711,000	64,392,000
Other	7,291,000	7,879,000
Other assets non-current	55,838,000	88,048,000
Pinos Altos mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile	14,800,000	7,100,000
Other assets
Long-term ore in stockpile	14,800,000	7,100,000
Kittila mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile	7,700,000	8,000,000
Other assets
Long-term ore in stockpile	7,700,000	8,000,000
Meadowbank mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile	10,200,000	49,300,000
Other assets
Long-term ore in stockpile	10,200,000	49,300,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	4,352,000	127,344,000
Unrealized gains (losses) in accumulated other comprehensive loss	1,902,000	16,408,000
Estimated fair value	6,254,000	143,752,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	48,047,000	1,717,000
Unrealized gains (losses) in accumulated other comprehensive loss	(9,582,000)	(58,000)
Estimated fair value	38,465,000	1,659,000
Duration of impairment for securities not considered other-than-temporarily impaired	3 months
Impairment loss on available for sale securities	$ 12,700,000	$ 8,600,000

PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011
Property, Plant and Mine Development
Cost	$ 5,010,088,000	$ 4,635,027,000
Accumulated Amortization	942,632,000	739,672,000
Net Book Value	4,067,456,000	3,895,355,000
Capitalized costs of computer software	1,300,000	1,400,000
Amortization expense of computer software	1,200,000	900,000
Unamortized capitalized cost of computer software	5,700,000	5,600,000
Unamortized capitalized cost for leasehold improvements	3,400,000	3,200,000
Number of renewal periods after life of the lease that leasehold improvements are amortized over	1
Canada
Property, Plant and Mine Development
Net Book Value	2,543,171,000	2,433,527,000
Latin America
Property, Plant and Mine Development
Net Book Value	809,556,000	776,892,000
Europe
Property, Plant and Mine Development
Net Book Value	704,031,000	674,258,000
United States
Property, Plant and Mine Development
Net Book Value	10,698,000	10,678,000
Mining properties
Property, Plant and Mine Development
Cost	1,356,227,000	1,228,523,000
Accumulated Amortization	86,839,000	111,567,000
Net Book Value	1,269,388,000	1,116,956,000
Plant and equipment
Property, Plant and Mine Development
Cost	2,538,328,000	2,467,300,000
Accumulated Amortization	617,826,000	437,706,000
Net Book Value	1,920,502,000	2,029,594,000
Mine development costs
Property, Plant and Mine Development
Cost	918,482,000	869,746,000
Accumulated Amortization	237,967,000	190,399,000
Net Book Value	680,515,000	679,347,000
Meliadine Project
Property, Plant and Mine Development
Cost	133,840,000	69,458,000
Net Book Value	133,840,000	69,458,000
La India Mine project
Property, Plant and Mine Development
Cost	32,553,000
Net Book Value	32,553,000
Goldex mine M and E zones
Property, Plant and Mine Development
Cost	30,658,000
Net Book Value	$ 30,658,000

FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Total
Financial assets:
Available-for-sale securities	$ 44,719
Trade receivables	67,750
Fair value of derivative financial instruments	2,112
Total financial assets	114,581
Financial liabilities:
Fair value of derivative financial instruments	277
Level 1
Financial assets:
Available-for-sale securities	44,719
Total financial assets	44,719
Level 2
Financial assets:
Trade receivables	67,750
Fair value of derivative financial instruments	2,112
Total financial assets	69,862
Financial liabilities:
Fair value of derivative financial instruments	$ 277

LONG-TERM DEBT (Details) (USD $)	12 Months Ended							12 Months Ended				0 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Credit Facilities	Dec. 31, 2011 Credit Facilities	Dec. 31, 2010 Credit Facilities	Jun. 22, 2010 Credit Facilities	Dec. 31, 2012 Guaranteed senior unsecured notes	Dec. 31, 2011 Guaranteed senior unsecured notes	Dec. 31, 2010 Guaranteed senior unsecured notes	Jul. 24, 2012 2012 Notes	Jul. 24, 2012 Series A maturing in 2022	Jul. 24, 2012 Series B maturing in 2024	Apr. 07, 2010 2010 Notes	Apr. 07, 2010 Series A maturing in 2017	Apr. 07, 2010 Series B maturing in 2020	Apr. 07, 2010 Series C maturing in 2022
Debt instrument
Maximum borrowing capacity of line of credit							$ 900,000,000
Amount available under credit facilities after amendment							1,200,000,000
Amount drawn down on the credit facility				30,000,000	320,000,000
Availability under credit facility				1,168,900,000
Outstanding notes											200,000,000			600,000,000
Proceeds from private placement of guaranteed senior unsecured notes												100,000,000	100,000,000		115,000,000	360,000,000	125,000,000
Interest rate (as a percent)												4.87%	5.02%		6.13%	6.67%	6.77%
Weighted average maturity term on guaranteed senior unsecured notes											11 years			9 years 10 months 2 days
Guaranteed senior unsecured notes, weighted average yield (as a percent)											4.95%			6.59%
Interest expense	57,887,000	55,039,000	49,493,000
Cash interest payments	52,213,000	52,833,000	41,429,000	3,600,000	1,700,000	12,300,000		39,500,000	39,500,000	19,800,000
Cash standby fees				4,200,000	8,600,000	6,700,000
Interest expense capitalized to construction in progress	$ 1,500,000	$ 1,000,000	$ 4,600,000
Weighted average interest rate (as a percent)	6.02%	5.02%	5.43%

RECLAMATION PROVISION AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
RECLAMATION PROVISION AND OTHER LIABILITIES
Reclamation provision (note 6(a))	$ 101,753	$ 105,443
Long-term portion of capital lease obligations	12,108	26,184
Pension benefits	13,734	13,991
Other	140	370
Total	$ 127,735	$ 145,988

RECLAMATION PROVISION AND OTHER LIABILITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reclamation provisions
Asset retirement obligations, beginning of year	$ 86,386	$ 91,641
Current year additions and changes in estimate, net	1,495	(8,398)
Current year accretion	5,068	4,953
Liabilities settled	(254)
Foreign exchange revaluation	1,655	(1,810)
Reclassification from long-term to current	(4,630)
Asset retirement obligations - long-term, end of year	89,720	86,386
Goldex mine
Environmental remediation liability
Environmental remediation liability - long-term, beginning of year	19,057
Environmental remediation liability - current, beginning of year	26,069
Current year change in estimate	(36)	51,736
Liabilities settled	(21,450)	(7,616)
Foreign exchange revaluation	579	1,006
Reclassification from long-term to current	(12,186)	(26,069)
Environmental remediation liability - long-term,, end of year	$ 12,033	$ 19,057

RECLAMATION PROVISION AND OTHER LIABILITIES (Details 3) (Executives Plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Executives Plan
Components of net pension benefits expense
Service cost - benefits earned during the year	$ 650,000	$ 996,000	$ 981,000
Interest cost on projected benefit obligation	489,000	663,000	613,000
Amortization of net transition asset	169,000	171,000	164,000
Prior service cost	26,000	26,000	25,000
Loss due to settlement	2,921,000
Recognized net actuarial loss	340,000	245,000
Net pension benefits expense	4,595,000	2,101,000	1,783,000
Accumulated benefit obligation	9,700,000	13,200,000
Reconciliation of the market value of plan assets:
Fair value of plan assets, beginning of year	2,952,000	2,443,000
Agnico-Eagle's contribution	839,000	1,156,000
Benefit payments	(520,000)	(578,000)
Settlements	(961,000)
Effect of exchange rate changes	63,000	(69,000)
Fair value of plan assets, end of year	2,373,000	2,952,000	2,443,000
Reconciliation of projected benefit obligation:
Projected benefit obligation, beginning of year	14,370,000	12,041,000
Service cost	650,000	996,000
Interest cost	489,000	663,000
Net actuarial losses	675,000	1,704,000
Benefit payments	(520,000)	(696,000)
Settlements	(5,148,000)
Effect of exchange rate changes	302,000	(338,000)
Projected benefit obligation, end of year	10,818,000	14,370,000	12,041,000
Deficiency of plan assets compared with projected benefit obligation	(8,445,000)	(11,418,000)
Comprised of the following net amounts recognized in the consolidated balance sheets :
Accrued employee benefit liability	5,008,000	7,292,000
Accumulated other comprehensive loss
Transition obligation	341,000	500,000
Prior service cost	52,000	76,000
Net actuarial loss	3,044,000	3,550,000
Net liability	8,445,000	11,418,000
Assumptions:
Weighted average discount rate - net periodic pension cost (as a percent)	4.45%	5.20%
Weighted average discount rate - projected benefit obligation (as a percent)	4.00%	4.45%
Weighted average rate of compensation increase (as a percent)	3.00%	3.00%
Estimated average remaining service life for the plan	6 years	3 years
Components expected to be recognized in accumulated other comprehensive loss in 2013:
Transition obligation	170,000
Prior service cost	26,000
Net actuarial loss	327,000
Expected recognition in 2013 of amounts in accumulated other comprehensive income (loss)	523,000
Estimated future benefit payments from the plan
2013	117,000
2014	116,000
2015	115,000
2016	114,000
2017	113,000
2018 - 2022	$ 3,591,000

RECLAMATION PROVISION AND OTHER LIABILITIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic defined contribution pension plan
Defined contribution plan
Employer contribution to defined contribution plan, percentage of base employment compensation	5.00%
Defined contribution pension plan amount contributed	$ 11.9	$ 10.7	$ 8.8
Supplemental defined contribution pension plan
Defined contribution plan
Additional contribution by employer to defined contribution plan (as a percent)	10.00%
Defined contribution pension plan amount contributed	$ 0.8	$ 0.9	$ 1.1

SHAREHOLDERS' EQUITY (Details) (USD $)	0 Months Ended		12 Months Ended			0 Months Ended
	Jul. 26, 2010	Dec. 03, 2008 equityUnit	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 23, 2012 Grayd	Nov. 18, 2011 Grayd	Jul. 06, 2010 Meliadine Mine Project
SHAREHOLDERS' EQUITY
Issued common shares including treasury shares			172,296,610	170,859,604
Treasury shares related to restricted share unit plan			193,740	45,868
Dividends declared (in dollars per share)			$ 1.02		$ 0.64
Units issued in private placement (in units)		9,200,000
Common shares included in each unit of private placement		1
Common share purchase warrants included in each unit of private placement		0.5
Warrant exercise price (in dollars per share)		$ 47.25
Warrant exercise period		5 years
Additional warrants issued as consideration for the lead purchaser's commitment (in shares)		4,000,000
Net proceeds from private placement (in dollars)		$ 281,000,000
Share issuance costs (in dollars)		8,800,000
Additional common shares issued if all outstanding warrants are exercised		8,600,000
Business and Properties Acquisition
Number of shares issued for acquisition of mining claims and properties	15,000					68,941	1,250,477	10,210,848
Newly issued Agnico-Eagle shares value						2,400,000
Percentage of outstanding shares acquired							94.77%
Amount received as consideration for shares issued in connection with the exercise of an option granted relating to the acquisition of certain properties relating to the Goldex Mine (in dollars)	800,000
Accumulated other comprehensive loss, net of tax
Cumulative translation adjustment			(16,206,000)	(16,206,000)
Unrealized net (loss) gain on available-for-sale securities			(7,680,000)	16,350,000
Unrealized loss on derivative financial instruments			(260,000)	(4,404,000)
Unrealized loss on pension benefits liability			(4,071,000)	(5,219,000)
Tax effect of unrealized loss on derivative financial instruments			397,000	1,491,000
Tax effect of unrealized loss on pension benefits liability			509,000	882,000
Accumulated other comprehensive loss			(27,311,000)	(7,106,000)
Realized gain on disposition of available-for-sale securities reclassified due to disposition of securities			$ 9,700,000	$ 4,900,000	$ 19,500,000
Net income per share
Weighted average number of common shares outstanding - basic			171,250,179	169,352,896	162,342,686
Add : Dilutive impact of employee stock options (in shares)					1,192,530
Dilutive impact of warrants (in shares)					2,263,902
Dilutive impact of shares related to RSU plan			235,436		43,141
Weighted average number of common shares outstanding - diluted			171,485,615	169,352,896	165,842,259
Anti-dilutive shares
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)			7,742,151		58,750

STOCK-BASED COMPENSATION (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Jan. 31, 2013 Employee Stock Option Plan	Dec. 31, 2012 Employee Stock Option Plan USD ($)	Dec. 31, 2012 Employee Stock Option Plan CAD	Dec. 31, 2011 Employee Stock Option Plan USD ($)	Dec. 31, 2011 Employee Stock Option Plan CAD	Dec. 31, 2010 Employee Stock Option Plan USD ($)	Dec. 31, 2010 Employee Stock Option Plan CAD	May 31, 2005 Incentive Share Purchase Plan	Dec. 31, 2012 Incentive Share Purchase Plan USD ($)	Dec. 31, 2011 Incentive Share Purchase Plan USD ($)	Dec. 31, 2010 Incentive Share Purchase Plan USD ($)	May 31, 2008 Incentive Share Purchase Plan	Jan. 01, 2013 Restricted Share Unit Plan	Dec. 31, 2012 Restricted Share Unit Plan USD ($)	Dec. 31, 2011 Restricted Share Unit Plan USD ($)	Dec. 31, 2010 Restricted Share Unit Plan USD ($)
Share-based compensation arrangements
Maximum number of shares subject to options as a percentage of company's common shares issued and outstanding		5.00%	5.00%
Maximum term of options granted after April 24, 2001 under ESOP		5 years	5 years
Shares reserved for issuance before increase in the number of shares approved								2,500,000
Additional number of shares reserved for issuance		2,500,000	2,500,000	3,000,000	3,000,000	1,300,000	1,300,000
Common shares reserved for issuance, authorized						20,300,000	20,300,000					5,000,000
Common shares reserved for issuance		10,587,126	10,587,126						1,642,853	2,150,088	2,510,921
Stock options granted (in shares)	2,803,000	3,257,000	3,257,000	2,630,785	2,630,785	2,926,080	2,926,080
Stock options vested (in shares)	700,750	814,250	814,250	657,696	657,696	731,520	731,520
Stock options vesting period that are not vested immediately	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Stock options activity
Options outstanding, beginning of year (in shares)		8,959,051	8,959,051	6,762,704	6,762,704	5,707,940	5,707,940
Granted (in shares)	2,803,000	3,257,000	3,257,000	2,630,785	2,630,785	2,926,080	2,926,080
Exercised (in shares)		(416,275)	(416,275)	(308,688)	(308,688)	(1,627,766)	(1,627,766)
Forfeited (in shares)		(731,000)	(731,000)	(125,750)	(125,750)	(243,550)	(243,550)
Expired (in shares)		(481,650)	(481,650)
Options outstanding, end of year (in shares)		10,587,126	10,587,126	8,959,051	8,959,051	6,762,704	6,762,704
Options exercisable at end of period (in shares)		6,510,464	6,510,464	5,178,172	5,178,172	2,972,857	2,972,857
Weighted Average Exercise Price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)			62.88		56.94		53.85
Granted, weighted average exercise price (in Canadian dollars per share)			36.99		76.12		57.55
Exercised, weighted average exercise price (in Canadian dollars per share)			43.51		43.62		47.02
Forfeited, weighted average exercise price (in Canadian dollars per share)			59.72		67.47		58.03
Expired - weighted-average exercise price (in Canadian dollars per share)			47.49
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)			56.6		62.88		56.94
Nonvested Stock Options
Nonvested, beginning of year (in shares)		3,780,879	3,780,879
Granted (in shares)		3,257,000	3,257,000										422,553
Vested (in shares)		(2,625,467)	(2,625,467)
Forfeited (nonvested) (in shares)		(335,750)	(335,750)
Nonvested, end of year (in shares)		4,076,662	4,076,662	3,780,879	3,780,879
Weighted Average Grant Date Fair Value - Non-Vested Stock Options
Nonvested, beginning of year (in Canadian dollars per share)			13.33		17.79
Granted (in Canadian dollars per share)			8.29		17.05		16.31
Vested (in Canadian dollars per share)			15.63
Forfeited (unvested) (in Canadian dollars per share)			12.5
Nonvested, end of year (in Canadian dollars per share)			13.33		17.79
Cash received for options exercised		$ 18.2		$ 13.6		$ 74.7
Total intrinsic value of options exercised			3.6		8		46.5
Weighted average grant-date fair value of options granted (in Canadian dollars per share)			8.29		17.05		16.31
Total fair value of options vested		41		46.7		36.7
Contribution limit as a percentage of annual salary									10.00%
Company match, as a percentage of employee contribution									50.00%
Share-based compensation cost recognized		33.8		42.2		37.8			7.2	6.4	5			6.6	3.3	3
Number of common shares subscribed under the Purchase Plan									507,235	360,833	229,583
Value of common shares subscribed under the Purchase Plan									21.7	19.2	15
Contribution by the company to employee benefit trust														12	3.7	4
Compensation expense included in production, administration and exploration expense														$ 6.6	$ 3.3

STOCK-BASED COMPENSATION (Details 2) In Millions, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 Employee Stock Option Plan USD ($)	Dec. 31, 2011 Employee Stock Option Plan USD ($)	Dec. 31, 2010 Employee Stock Option Plan USD ($)	Dec. 31, 2012 Employee Stock Option Plan CAD	Jan. 01, 2013 Restricted Share Unit Plan	Dec. 31, 2012 Restricted Share Unit Plan USD ($)	Dec. 31, 2011 Restricted Share Unit Plan USD ($)	Dec. 31, 2010 Restricted Share Unit Plan USD ($)	Dec. 31, 2009 Restricted Share Unit Plan	Jan. 01, 2013 Restricted Share Unit Plan Vesting period one	Jan. 01, 2013 Restricted Share Unit Plan Vesting period two	Jan. 01, 2013 Restricted Share Unit Plan Vesting period three	Dec. 31, 2012 C$33.26 - C$59.71 Employee Stock Option Plan USD ($)	Dec. 31, 2012 C$33.26 - C$59.71 Employee Stock Option Plan CAD	Dec. 31, 2012 C$60.72 - C$83.08 Employee Stock Option Plan USD ($)	Dec. 31, 2012 C$60.72 - C$83.08 Employee Stock Option Plan CAD	Dec. 31, 2012 C$33.26 - C$83.08 Employee Stock Option Plan USD ($)	Dec. 31, 2012 C$33.26 - C$83.08 Employee Stock Option Plan CAD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Range of exercise price, low end of the range (in dollars per share)													$ 33.26		$ 60.72		$ 33.26
Range of exercise price, high end of the range (in dollars per share)													$ 59.71		$ 83.08		$ 83.08
Options Outstanding, Number (in shares)														6,378,941		4,208,185		10,587,126
Options Outstanding, Weighted Average Remaining Contractual Life													2 years 6 months		2 years 1 month 20 days		2 years 4 months 10 days
Options Outstanding, Weighted Average Exercise Price (in Canadian dollars per share)														47.45		70.46		56.6
Options Exercisable, Number (in shares)														3,485,921		3,024,543		6,510,464
Options Exercisable, Weighted Average Exercise Price (in Canadian dollars per share)														52.68		68.18		59.88
Weighted average remaining contractual term of options exercisable	1 year 8 months 12 days
Common shares reserved for issuance	10,587,126
Number of un-optioned shares available for granting of options	3,717,785	3,262,135	2,771,420
Vesting Period						3 years			2 years
Granted (in shares)	3,257,000				422,553
Vested (in shares)	(2,625,467)									(131,846)	(277,944)	(12,763)
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes
Risk-free interest rate (as a percent)	1.26%	1.95%	1.86%
Expected life of stock options	2 years 9 months 18 days	2 years 6 months	2 years 6 months
Expected volatility of the Company's share price (as a percent)	37.50%	34.70%	43.80%
Expected dividend yield (as a percent)	2.14%	0.89%	0.42%
Aggregate intrinsic value of options outstanding				(47.3)
Aggregate intrinsic value of options exercisable				(50.5)
The total compensation expense for the ESOP recognized in the general and administrative line item of the consolidated statements of income (loss) and comprehensive income (loss)	33.8	42.2	37.8			6.6	3.3	3
Total compensation cost related to nonvested options not yet recognized	24.5
Weighted average period over which unrecognized compensation cost expected to be recognized	1 year 7 months 6 days
Compensation cost capitalized as a part of the property, plant and mine development line item of the consolidated balance sheets	$ 1.3	$ 1.4	$ 1.3					$ 0.1

INCOME AND MINING TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income and mining taxes expense (recovery)
Current income and mining taxes	$ 52,080,000	$ 66,100,000	$ 36,159,000
Deferred income and mining taxes	72,145,000	(275,773,000)	66,928,000
Total income and mining taxes	124,225,000	(209,673,000)	103,087,000
Cash income and mining taxes paid	57,000,000	110,900,000	25,200,000
Reconciliation of income tax rates
Combined federal and composite provincial tax rates (as a percent)	26.30%	27.80%	29.60%
Increase (decrease) in tax rates resulting from:
Provincial mining duties (as a percent)	3.60%	5.90%	6.80%
Tax law changes (US$ election) (as a percent)		(2.70%)	(5.10%)
Impact of foreign tax rates (as a percent)	(1.50%)	(0.20%)	(0.50%)
Permanent differences (as a percent)	1.00%	(1.60%)	(4.20%)
Valuation allowances (as a percent)	1.20%	(0.30%)	(0.20%)
Impact of changes in income tax rates (as a percent)	(2.10%)	(2.00%)	(2.70%)
Actual rate as a percentage of pre-tax income	28.50%	26.90%	23.70%
Deferred income and mining tax liabilities
Mining properties future income and mining tax liabilities	761,508,000	704,379,000
Net operating and capital loss carryforwards future income and mining tax liabilities	(102,005,000)	(104,332,000)
Mining duties future income and mining tax liabilities	(36,158,000)	(88,670,000)
Reclamation provisions future income and mining tax liabilities	(42,688,000)	(51,926,000)
Valuation allowance future income and mining tax liabilities	30,570,000	39,121,000
Deferred income and mining tax liabilities	611,227,000	498,572,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefit, beginning of year	1,200,000	1,630,000	5,608,000
Additions (reductions)	9,667,000	(430,000)	(3,978,000)
Unrecognized tax benefit, end of year	10,867,000	1,200,000	1,630,000
Canada
Income and mining taxes expense (recovery)
Current income and mining taxes	8,750,000	62,382,000	34,217,000
Deferred income and mining taxes	26,041,000	(341,038,000)	47,083,000
Mexico
Income and mining taxes expense (recovery)
Current income and mining taxes	33,531,000	3,496,000	1,942,000
Deferred income and mining taxes	25,284,000	54,996,000	18,759,000
Finland
Income and mining taxes expense (recovery)
Current income and mining taxes	9,799,000	222,000
Deferred income and mining taxes	$ 20,820,000	$ 10,269,000	$ 1,086,000

ACQUISITIONS (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Jul. 26, 2010	Dec. 31, 2010	Nov. 18, 2011 Grayd	Jan. 23, 2011 Grayd	Dec. 31, 2011 Grayd	Dec. 31, 2010 Grayd	Dec. 20, 2011 Summit Gold Project	Jul. 06, 2010 Meliadine Mine Project	Sep. 30, 2010 Meliadine Mine Project	Dec. 31, 2010 Meliadine Mine Project	Dec. 31, 2009 Meliadine Mine Project	Apr. 01, 2010 Meliadine Mine Project
Business acquisition details
Percentage of outstanding shares acquired			94.77%				100.00%
Percentage of net smelter return the Company has to pay in royalties							2.00%
Shares issued for acquisition of mining property	15,000		1,250,477	68,941				10,210,848
Number of Agnico-Eagle common shares Comaplex shareholders received for each Comaplex share held												0.1576
Number of Geomark shares Comaplex shareholders other than Agnico-Eagle and Performa received for each Comaplex share held												1
Percentage of outstanding shares (fully diluted) of Comaplex held by Perfora prior to the acquisition												17.30%
Percentage of outstanding shares (fully diluted) of Comaplex held by Agnico-Eagle prior to the acquisition												12.30%
Transaction costs associated with the acquisition			$ 3,800,000					$ 7,000,000
Total purchase price:
Comaplex shares previously purchased								88,683,000
Maximum cash payable to total consideration			165,954,000	9,300,000			8,500,000
Newly issued Agnico-Eagle shares value			56,146,000					578,955,000
Total purchase price to allocate			222,100,000	11,800,000				667,638,000
Fair value of assets acquired:
Property			282,000,000					642,610,000
Goodwill			29,215,000					200,064,000
Cash and cash equivalents			2,907,000
Trade receivables			469,000
Other current assets			1,700,000
Supplies								542,000
Equipment			56,000					2,381,000
Accounts payable and accrued liabilities			(9,767,000)
Asset retirement obligation								(3,400,000)
Deferred tax liability			(72,229,000)					(174,559,000)
Non-controlling interest			(12,251,000)
Net assets acquired			222,100,000					667,638,000
Cost base of Comaplex shares previously purchased								24,100,000
Non-cash gain on acquisition of Comaplex		64,508,000							64,500,000
Pro forma results of operations
Pro forma net income (loss) attributed to common shareholders					$ (582,762,000)	$ 324,708,000				$ 331,516,000	$ 85,371,000
Pro forma net income (loss) per share-basic (in dollars per share)					$ (3.42)	$ 1.98				$ 2.04	$ 0.55

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 89,289	$ 104,699
Wages payable	35,752	27,247
Accrued liabilities	27,372	47,462
Goldex mine government grant		1,452
Other liabilities	32,916	22,687
Accounts payable and accrued liabilities	$ 185,329	$ 203,547

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012	Dec. 20, 2011 Summit Gold Project	Dec. 31, 2012 Kittila mine	Dec. 31, 2012 Pinos Altos mine Minimum	Dec. 31, 2012 Pinos Altos mine Maximum	Dec. 31, 2012 Abitibi Minimum	Dec. 31, 2012 Abitibi Maximum
COMMITMENTS AND CONTINGENCIES
Guarantees provided in the form of letters of credit	$ 147,300,000
Payment of royalty
Percentage of net smelter return the Company has to pay in royalties		2.00%	2.00%
Percentage of net profits interest royalty and net smelter return royalty				1.00%	3.50%	0.50%	5.00%
Purchase commitments
2013	12,258,000
2014	12,428,000
2015	7,080,000
2016	5,071,000
2017	4,466,000
Thereafter	22,274,000
Total	$ 63,577,000

LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 item	Dec. 31, 2009 item	Dec. 31, 2011
LEASES
Number of sale-leaseback agreements		5	5
Average Effective Annual Interest Rate (as a percent)	6.18%
Average Length of Contract	4 years 6 months
Gross amount of assets under sale-leaseback	$ 33.9			$ 33.6

LEASES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum lease payment under capital lease
2013	$ 14,052,000
2014	8,970,000
2015	3,646,000
2016	0
2017	0
Thereafter	0
Total minimum lease payments	26,668,000	40,630,000
Less amount representing interest	1,605,000	3,378,000
Present value of net minimum lease payments	25,063,000	37,252,000
Less: current portion	12,955,000	11,068,000
Long-term portion of capital lease obligations	12,108,000	26,184,000
Gross amount of assets under capital leases	51,000,000	56,900,000	56,900,000
Minimum Lease Payment under operating leases
2013	1,434,000
2014	1,013,000
2015	837,000
2016	822,000
2017	813,000
Thereafter	3,473,000
Total	8,392,000
Total rental expense for operating leases	$ 1,100,000	$ 900,000	$ 4,100,000
Kittila mine
Capital lease of lessee
Capital lease period	5 years
Effective Annual Interest Rate (as a percent)	4.99%
Meadowbank mine
Capital lease of lessee
Capital lease period	5 years
Effective Annual Interest Rate (as a percent)	5.64%

RESTRICTED CASH (Details) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
RESTRICTED CASH
Restricted cash	$ 35,441,000	$ 25,450,000
Self-insurance deposit
RESTRICTED CASH
Restricted cash	3,400,000	4,700,000
Qualified environmental trust fund
RESTRICTED CASH
Restricted cash		20,700,000
Contribution to qualified environmental trust ("QET")	32,000,000
Amount withdrawn from the trust to fund the environmental remediation expenditures		$ 12,000,000

FINANCIAL INSTRUMENTS (Details)	12 Months Ended																										12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Warrants USD ($)	Dec. 31, 2012 Zinc USD ($)	Dec. 31, 2011 Zinc USD ($)	Dec. 31, 2010 Zinc USD ($)	Dec. 31, 2011 Silver USD ($)	Dec. 31, 2010 Silver USD ($)	Dec. 31, 2012 Heating oil USD ($)	Dec. 31, 2012 Heating oil Designated as hedges USD ($)	Dec. 31, 2012 Heating oil Not designated as hedges USD ($)	Dec. 31, 2012 Copper USD ($)	Dec. 31, 2011 Copper USD ($)	Dec. 31, 2010 Copper USD ($)	Dec. 31, 2012 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written USD ($)	Dec. 31, 2010 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written Zinc t	Dec. 31, 2010 Foreign exchange forward contract USD ($)	Dec. 31, 2012 Foreign exchange forward contract Designated as hedges USD ($)	Dec. 31, 2011 Foreign exchange forward contract Designated as hedges USD ($)	Dec. 31, 2011 Foreign exchange forward contract Designated as hedges 2011 expenditures USD ($)	Dec. 31, 2011 Foreign exchange forward contract Designated as hedges 2011 expenditures CAD	Dec. 31, 2012 Foreign exchange forward contract Designated as hedges 2012 expenditures USD ($)	Dec. 31, 2012 Foreign exchange forward contract Designated as hedges 2012 expenditures CAD	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges 2011 expenditures USD ($)	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges 2011 expenditures CAD	Dec. 31, 2011 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2010 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2011 Put options purchased Zinc t	Dec. 31, 2012 Expected 2012 diesel fuel exposure Heating oil gal	Dec. 31, 2012 Expected 2013 diesel fuel exposure Heating oil gal	Dec. 31, 2012 Foreign exchange and commodity derivatives USD ($)	Dec. 31, 2011 Foreign exchange and commodity derivatives USD ($)	Dec. 31, 2012 Foreign exchange and other derivative financial instruments USD ($)	Dec. 31, 2011 Foreign exchange and other derivative financial instruments USD ($)
Derivative
Amount of expenditures hedged																							$ 60,000,000		$ 300,000,000		$ 150,000,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)																								0.99		1.01		0.99
Gain (loss) on derivative financial instruments	(819,000)	3,683,000	7,612,000		430,000	3,419,000	3,733,000	(3,403,000)	(3,058,000)	(117,000)			63,000	79,000	(558,000)						2,800,000	(1,500,000)
Gain (loss) recognized in accumulated other comprehensive loss																				1,797,000		(4,400,000)							(1,407,000)
Loss (gain) recognized in consolidated statement of income (loss) and comprehensive income (loss)					(2,800,000)							1,500,000															1,400,000
Call option premiums generated																1,500,000	5,000,000
Notional amount																			20,000												20,000	9,500,000	500,000
Strike price for option (in dollars per metric tonne)																			2,500												2,200
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)																			2,000												2,000
Limit for participation, zinc prices set by zero-cost collar strategy (in dollars per metric tonne)						2,500
Percentage of Meadowbank's expected exposure																																55.00%	3.00%
Unrealized mark-to-market (gain) loss				(1,294,000)							(100,000)																			142,000
Changes in AOCI balances recorded in consolidated financial statements pertaining to the foreign exchange and commodity hedging activities
AOCI, beginning of year	(7,106,000)																																	(4,404,000)
(Gain) loss reclassified from AOCI into production cost																																		(2,758,000)	1,459,000
Gain (loss) recognized in OCI																																				7,019,000	(5,863,000)
AOCI, end of year	(27,311,000)	(7,106,000)																																(260,000)	(4,404,000)
Gain on derivative financial instruments
Premiums realized on written foreign exchange call option																(1,505,000)	(4,995,000)	(4,845,000)
Realized gain on foreign exchange extendible flat forward																				1,797,000		(4,400,000)							(1,407,000)
Realized gain on foreign exchange collar																														711,000
Unrealized mark-to-market (gain) loss				(1,294,000)							(100,000)																			142,000
(Gain) loss on heating oil derivative financial instruments and other										(1,523,000)
(Loss) gain on derivative financial instruments	(819,000)	3,683,000	7,612,000		430,000	3,419,000	3,733,000	(3,403,000)	(3,058,000)	(117,000)			63,000	79,000	(558,000)						2,800,000	(1,500,000)
Exposure to interest rate risk																$ 332,000,000	$ 221,500,000
Fixed weighted average interest rate on short-term investments and cash equivalents (as a percent)																0.47%	0.61%

GENERAL AND ADMINISTRATIVE (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
GENERAL AND ADMINISTRATIVE
Insurance receivable			$ 6,553,000	$ 8,765,000
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine	6,900,000
Costs related to disposal of property	7,400,000
Insurance receivable	11,200,000	11,200,000	6,600,000	8,800,000
Loss due to fire recognized in the General and Administrative		3,100,000
Insurance proceeds received			$ 2,200,000	$ 2,400,000

LOSS ON GOLDEX MINE (Details) (Goldex mine, USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2011 oz	Dec. 31, 2011
Goldex mine
Loss on suspended operations
Proven and probable gold reserves (in ounces)	1,600,000
Impairment loss on Goldex mine property, plant, and mine development		$ 237,110
Loss on underground ore stockpile		16,641
Supplies inventory obsolescence provision		1,915
Increase in environmental remediation liability		47,227
Loss on Goldex mine (before income and mining taxes)		$ 302,893

IMPAIRMENT LOSS ON MEADOWBANK MINE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Property, Plant and Mine Development
Impairment loss on Meadowbank mine (note 18)	$ 907,681
Property, plant and mine development book value	3,895,355	4,067,456
Meadowbank mine
Property, Plant and Mine Development
Impairment loss on Meadowbank mine (note 18)	907,681
Property, plant and mine development book value		$ 1,700,000
Percentage of average gold recovery		92.90%
Percentage of Interest rate used to calculated fair value by discounting the estimated future net cash flows		5.00%
Meadowbank mine | Minimum
Property, Plant and Mine Development
Long-term gold prices (in dollars per ounce)		1,250
Foreign exchange rate		0.92
Meadowbank mine | Maximum
Property, Plant and Mine Development
Long-term gold prices (in dollars per ounce)		1,553
Foreign exchange rate		0.97

SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%
Segment reporting Information
Goodwill	$ 229,279	$ 229,279
Revenues from Mining Operations	1,917,714	1,821,799	1,422,521
Production Costs	(897,712)	(876,078)	(677,472)
Exploration and Corporate Development	(109,500)	(75,721)	(54,958)
Amortization of Property Plant and Mine Development	(271,861)	(261,781)	(192,486)
Foreign currency translation (Loss) Gain	(16,320)	1,082	(19,536)
Loss on Goldex mine		(302,893)
Impairment loss on Meadowbank mine		(907,681)
Segment Income (Loss)	622,321	(601,273)	478,069
Interest and sundry expense	(2,389)	(5,188)	10,254
Gain on sale of available-for-sale securities	9,733	4,907	19,487
Gain (loss) on derivative financial instruments	(819)	3,683	7,612
Gain on acquisition of Comaplex Minerals Corp., net of transaction costs			57,526
General and administrative expenses	(119,085)	(107,926)	(94,327)
Impairment loss on available-for-sale securities	(12,732)	(8,569)
Provincial capital tax	(4,001)	(9,223)	6,075
Long-term debt interest costs	(57,887)	(55,039)	(49,493)
Income (loss) before income and mining taxes	435,141	(778,628)	435,203
Total Assets	5,255,842	5,034,262
Capital Expenditures	445,550	482,831	511,641
Meliadine Mine Project
Segment reporting Information
Goodwill	200,100
La India Mine Project
Segment reporting Information
Goodwill	29,200
Canada
Segment reporting Information
Revenues from Mining Operations	1,182,621	1,217,858	1,086,744
Production Costs	(646,733)	(619,987)	(499,621)
Exploration and Corporate Development	(37,627)
Amortization of Property Plant and Mine Development	(204,243)	(198,219)	(140,024)
Foreign currency translation (Loss) Gain	(6,294)	(2,825)	(22,815)
Loss on Goldex mine		(302,893)
Impairment loss on Meadowbank mine		(907,681)
Segment Income (Loss)	287,724	(813,747)	424,284
Total Assets	3,279,881	3,205,158
Capital Expenditures	316,234	347,790	335,198
Latin America
Segment reporting Information
Revenues from Mining Operations	450,664	378,329	175,637
Production Costs	(152,942)	(145,614)	(90,116)
Amortization of Property Plant and Mine Development	(37,527)	(36,988)	(21,134)
Foreign currency translation (Loss) Gain	3,305	4,955	2,126
Segment Income (Loss)	263,500	200,682	66,513
Total Assets	1,069,379	1,020,078
Capital Expenditures	69,225	39,966	104,475
Europe
Segment reporting Information
Revenues from Mining Operations	284,429	225,612	160,140
Production Costs	(98,037)	(110,477)	(87,735)
Amortization of Property Plant and Mine Development	(30,091)	(26,574)	(31,231)
Foreign currency translation (Loss) Gain	(18,726)	(1,063)	2,780
Segment Income (Loss)	137,575	87,498	43,954
Total Assets	846,941	771,714
Capital Expenditures	60,036	86,514	71,968
Exploration
Segment reporting Information
Exploration and Corporate Development	(71,873)	(75,721)	(54,958)
Amortization of Property Plant and Mine Development			(97)
Foreign currency translation (Loss) Gain	5,395	15	(1,627)
Segment Income (Loss)	(66,478)	(75,706)	(56,682)
Total Assets	59,641	37,312
Capital Expenditures	55	8,561
Corporate and Other Income (Loss)
Segment reporting Information
Segment Income (Loss)	622,321	(601,273)	478,069
Interest and sundry expense	(2,389)	(5,188)	10,254
Gain on sale of available-for-sale securities	9,733	4,907	19,487
Gain (loss) on derivative financial instruments	(819)	3,683	7,612
Gain on acquisition of Comaplex Minerals Corp., net of transaction costs			57,526
General and administrative expenses	(119,085)	(107,926)	(94,327)
Impairment loss on available-for-sale securities	(12,732)	(8,569)
Provincial capital tax	(4,001)	(9,223)	6,075
Long-term debt interest costs	(57,887)	(55,039)	(49,493)
Income (loss) before income and mining taxes	$ 435,141	$ (778,628)	$ 435,203

SUBSEQUENT EVENTS (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Dec. 03, 2008 USD ($)	Mar. 19, 2013 Subsequent event ATC CAD equityUnit	Mar. 19, 2013 Subsequent event ATC Common share purchase warrant CAD	Mar. 19, 2013 Subsequent event ATC ATC unit
Subsequent event disclosures
Number of units subscribed		9,600,000
Consideration per unit (in Canadian dollars per unit)				1.35
Total consideration value		13
Number of common shares included in each unit				1
Number of common share purchase warrants included in each unit				0.5
Percentage of issued shares to total outstanding shares		8.48%
Number of common shares which each warrant may purchase			1
Exercise price (in Canadian dollars per share)	$ 47.25		2.1
Warrant exercise period	5 years		18 months
Closing price of ATC stock (in Canadian dollars per share)			3
Number of consecutive trading days subsequent to the hold period			10 days
Applicable holding period			4 months
Common share purchase warrants, expiration term			30 days

SECURITIES CLASS ACTION LAWSUITS (Details) (CAD) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Nov. 30, 2011 Goldex mine item	Dec. 31, 2012 Goldex Mine Ontario Claim	Apr. 12, 2012 Goldex Mine Claim 2 item	Dec. 31, 2012 Goldex Mine Claim 2
Securities class action lawsuits
Number of putative class actions against entity (in lawsuits)	2
Damages sought by plaintiffs (in dollars)		250		100
Number of senior officers served with notice of legal action during the period			2